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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-Q

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                        MANAGEMENT INVESTMENT COMPANIES

  Investment Company Act file number 811-10395

                      Pioneer Series Trust VII
               (Exact name of registrant as specified in charter)

                       60 State Street, Boston, MA 02109
              (Address of principal executive offices) (ZIP code)

            Terrence J Cullen, Pioneer Investment Management, Inc.,
                       60 State Street, Boston, MA 02109
                    (Name and address of agent for service)

Registrant's telephone number, including area code:  (617) 742-7825

Date of fiscal year end:  October 31

Date of reporting period:  January 31, 2013

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after close of the first and third fiscal quarters, pursuant to Rule 30b1-5under the Investment Company Act of 1940 (17 CFR 270.30b-5).  The Commission may
use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget
("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW,
Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. Schedule of Investments.
				Pioneer Global Aggregate Bond Fund
				Schedule of Investments 1/31/13 (unaudited)

	Principal Amount ($)	Floating Rate (d)	S&P/Moody's Ratings		Value
				CONVERTIBLE CORPORATE BONDS - 2.1%
				Energy - 0.0%
				Coal & Consumable Fuels - 0.0%
	20,000		B+/NR	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	$19,200
				Total Energy	$19,200
				Capital Goods - 0.5%
				Electrical Components & Equipment - 0.2%
	56,000		B/B2	General Cable Corp., 4.5%, 11/15/29 (Step)	$65,835
				Construction & Farm Machinery & Heavy Trucks - 0.3%
	75,000		CCC+/NR	Navistar International Corp., 3.0%, 10/15/14	$70,969
				Total Capital Goods	$136,804
				Consumer Durables & Apparel - 0.2%
				Homebuilding - 0.2%
	50,000		B/B2	KB Home, 1.375%, 2/1/19	$50,969
				Total Consumer Durables & Apparel	$50,969
				Health Care Equipment & Services - 0.8%
				Health Care Equipment - 0.3%
	75,000		B+/NR	Hologic, Inc., 2.0%, 12/15/37 (Step)	$92,719
				Managed Health Care - 0.5%
	125,000		A-/NR	WellPoint, Inc., 2.75%, 10/15/42 (144A)	$136,719
				Total Health Care Equipment & Services	$229,438
				Semiconductors & Semiconductor Equipment - 0.6%
				Semiconductor Equipment - 0.3%
	75,000		BBB-/Baa1	Lam Research Corp., 1.25%, 5/15/18	$77,953
				Semiconductors - 0.3%
	85,000		A-/NR	Intel Corp., 2.95%, 12/15/35	$89,144
				Total Semiconductors & Semiconductor Equipment	$167,097
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $566,107)	$603,508
	Shares
				PREFERRED STOCKS - 1.5%
				Banks - 0.6%
				Diversified Banks - 0.4%
	4,000	6.00	A-/Baa1	US Bancorp, Floating Rate Note (Perpetual)	$107,600
				Regional Banks - 0.2%
	500	6.25	A-/NR	CoBank ACB, Floating Rate Note (Perpetual) (144A)	$53,469
				Total Banks	$161,069
				Diversified Financials - 0.7%
				Other Diversified Financial Services - 0.7%
	6,527	7.88	BB/Ba2	Citigroup Capital XIII, Floating Rate Note, 10/30/40	$181,842
	850	8.12	CCC+/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	22,670
					$204,512
				Total Diversified Financials	$204,512
				Insurance - 0.2%
				Property & Casualty Insurance - 0.2%
	2,225	5.10	BBB/Baa1	The Allstate Corp., Floating Rate Note, 1/15/53	$56,804
				Total Insurance	$56,804
				TOTAL PREFERRED STOCKS
				(Cost $391,575)	$422,385

				CONVERTIBLE PREFERRED STOCK - 0.6%
				Banks - 0.6%
				Diversified Banks - 0.6%
	130		BBB+/Ba1	Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)	$167,817
				TOTAL CONVERTIBLE PREFERRED STOCK
				(Cost $136,282)	$167,817
	Principal Amount ($)
				ASSET BACKED SECURITIES - 3.9%
	18,463		NR/A1	BCMSC Trust 1998-A, 6.65%, 4/15/28	$19,250
	92,775		NR/Ba3	Bear Stearns Asset Backed Securities Trust, 8.41%, 10/25/29 (Step)	91,610
	50,000		A/A1	Capital Auto Receivables Asset Trust 2013-1, 1.74%, 10/22/18	49,785
	50,000	0.71	AAA/Aaa	Chester Asset Receivables Dealings 2004-1 Plc, Floating Rate Note, 4/15/16	79,176
	72,372		BB/B2	Citicorp Residential Mortgage Trust Series 2006-1, 5.836%, 7/25/36 (Step)	72,102
	55,998		B-/B1	Citicorp Residential Mortgage Trust Series 2006-3, 5.703%, 11/25/36 (Step)	55,858
	176	0.30	BBB/A3	Citigroup Mortgage Loan Trust, Inc., Floating Rate Note, 1/25/37	176
	11,466	0.57	AA+/A2	Countrywide Asset-Backed Certificates, Floating Rate Note, 1/25/36	11,423
GBP	24,601	4.46	BB+/Ba1	Countrywide Asset-Backed Certificates, Floating Rate Note, 10/25/35	24,699
CAD	24,280	5.07	BB+/B2	Countrywide Asset-Backed Certificates, Floating Rate Note, 2/25/36	24,587
CAD	16,672	0.31	BBB-/Ba3	Countrywide Asset-Backed Certificates, Floating Rate Note, 5/25/37	16,612
	98,500		BBB+/Baa1	Domino's Pizza Master Issuer LLC, 5.216%, 1/25/42 (144A)	111,172
EURO	22,721	1.36	AAA/Aaa	E-CARAT SA, Floating Rate Note, 10/18/18	30,936
	25,000		A/NR	First Investors Auto Owner Trust, 2.02%, 1/15/19 (144A)	24,991
	46,677	0.60	AA+/Aa2	First NLC Trust 2005-2, Floating Rate Note, 9/25/35	45,434
	91,454		AAA/NR	Ford Auto Securitization Trust Series 2011-R1 Asset-Backed Notes, 2.431%, 11/15/14 (144A)	92,985
	100,000		NR/NR	Ford Auto Securitization Trust, 1.485%, 12/15/14 (144A)	100,261
	4,968	0.85	A/A2	GSAMP Trust 2005-HE2, Floating Rate Note, 3/25/35	4,862
	2,291	0.58	AA+/Aa1	GSAMP Trust 2005-WMC1, Floating Rate Note, 9/25/35	2,289
	20,228		NR/Baa1	Irwin Home Equity Loan Trust 2005-1, 5.32%, 6/25/35 (Step)	19,687
	2,801	0.26	CCC/Ca	Morgan Stanley ABS Capital I Inc Trust 2007-HE3, Floating Rate Note, 12/25/36	1,359
	9,559	0.55	AAA/Aaa	New Century Home Equity Loan Trust Series 2005-1, Floating Rate Note, 3/25/35	9,283
	27,044	0.46	AA+/Aa3	Option One Mortgage Loan Trust 2005-4 Asset-Backed Certificates Series 2005-4, Floating Rate Note, 11/25/35	26,597
	16,193	5.91	AA/A3	Origen Manufactured Housing Contract Trust 2004-A, Floating Rate Note, 1/15/35	17,429
	13,796	0.64	AA+/A1	RASC Series 2005-KS7 Trust, Floating Rate Note, 8/25/35	13,419
	20,000		NR/Aaa	Santander Drive Auto Receivables Trust 2011-2, 2.66%, 1/15/16	20,393
	30,000		A/A1	Santander Drive Auto Receivables Trust 2012-1, 3.78%, 11/15/17	31,598
	50,000		A/NR	SNAAC Auto Receivables Trust, 3.11%, 6/15/17 (144A)	50,204
	16,633		AA+/Baa2	Structured Asset Securities Corp., 4.77%, 10/25/34 (Step)	16,603
	65,767		AA-/A2	Terwin Mortgage Trust Series TMTS 2005-16HE, 4.38%, 9/25/36 (Step)	67,502
	7,080	0.29	NR/Aa1	Wells Fargo Home Equity Asset-Backed Securities 2007-2 Trust, Floating Rate Note, 4/25/37	6,958
					$1,139,240
				TOTAL ASSET BACKED SECURITIES
				(Cost $1,116,705)	$1,139,240

				COLLATERALIZED MORTGAGE OBLIGATIONS - 15.4%
	13,704	0.65	CCC/NR	Alternative Loan Trust 2003-14T1, Floating Rate Note, 8/25/18	$12,856
	105,000		AAA/Ba3	Alternative Loan Trust 2004-12CB, 5.0%, 7/25/19	109,648
	17,922		B-/NR	Alternative Loan Trust 2004-14T2, 5.5%, 8/25/34	17,729
	9,391		CCC/B2	Alternative Loan Trust 2004-28CB, 5.5%, 1/25/35	9,564
	33,876		BB+/Ba2	Alternative Loan Trust 2004-4CB, 4.25%, 4/25/34	34,107
	18,735	0.65	NR/A1	Banc of America Alternative Loan Trust 2003-10, Floating Rate Note, 12/25/33	18,003
	26,497		A+/Baa2	Banc of America Alternative Loan Trust 2003-2, 5.75%, 4/25/33	28,752
	64,957		NR/Baa2	Banc of America Alternative Loan Trust 2003-7, 5.5%, 9/25/33	66,110
	28,592		NR/B1	Banc of America Alternative Loan Trust 2004-10, 5.5%, 11/25/19	28,964
	18,058		NR/Ba2	Banc of America Alternative Loan Trust 2004-2, 6.0%, 3/25/34	18,626
	19,408		NR/Ba3	Banc of America Alternative Loan Trust 2004-6, 5.0%, 7/25/19	19,815
	37,331		CCC/NR	Banc of America Funding 2005-8 Trust, 5.5%, 1/25/36	37,801
	12,299	3.00	AA+/NR	Banc of America Mortgage 2004-E Trust, Floating Rate Note, 6/25/34	12,283
	8,466	5.08	BBB+/NR	Banc of America Mortgage 2005-H Trust, Floating Rate Note, 9/25/35	8,498
	24,864		A+/NR	Banc of America Mortgage Trust 2004-11, 5.75%, 1/25/35	25,492
	15,864		A+/NR	Banc of America Mortgage Trust 2004-9, 5.5%, 11/25/34	16,562
	95,130		NR/Caa2	Bayview Commercial Asset Trust, 3.89%, 9/25/37 (Step) (144A)	8,923
	147,994	4.28	NR/Caa2	Bayview Commercial Asset Trust, Floating Rate Note, 7/25/37 (144A)	8,258
	18,255	4.80	A+/Ba1	CHL Mortgage Pass-Through Trust 2003-56, Floating Rate Note, 12/25/33	18,247
	4,707		NR/B1	Citicorp Mortgage Securities Trust Series 2006-1, 5.0%, 2/25/36	4,984
	100,000	5.03	NR/Aaa	Citigroup Commercial Mortgage Trust 2005-EMG, Floating Rate Note, 9/20/51 (144A)	102,087
	50,000	0.38	BBB+/Aaa	Citigroup Commercial Mortgage Trust 2007-FL3A, Floating Rate Note, 4/15/22 (144A)	48,394
	30,904		NR/Baa1	Citigroup Mortgage Loan Trust, Inc., 6.75%, 8/25/34	32,914
	100,000	4.65	AA-/A1	City Center Trust 2011-CCHP, Floating Rate Note, 7/15/28 (144A)	100,831
	1,138		AAA/NR	COBALT CMBS Commercial Mortgage Trust 2006-C1, 5.174%, 8/15/48	1,141
	100,000		NR/Aaa	COMM 2012-LC4 Mortgage Trust, 4.063%, 12/10/44	109,336
	50,000		AAA/NR	Commercial Mortgage Pass Through Certificates, 2.941%, 1/10/46	51,496
	10,798	1.55	AA+/A3	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/25/33	10,341
	50,000	6.45	D/Caa2	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 9/15/34 (144A)	23,780
	100,000	5.42	NR/Aa2	DBUBS 2011-LC3 Mortgage Trust, Floating Rate Note, 8/10/44 (144A)	116,716
	47,006	0.75	A+/Aaa	Epic Ayton plc, Floating Rate Note, 10/28/16	73,988
	20,000		NR/NR	Fannie Mae REMICS, 4.5%, 6/25/29	22,182
	80,459		NR/NR	Fannie Mae REMICS, 6.0%, 3/25/35	84,979
	4,622		CCC/NR	First Horizon Mortgage Pass-Through Trust 2006-1, 6.0%, 5/25/36	4,630
	36,611		NR/NR	Freddie Mac REMICS, 5.0%, 6/15/34	37,741
	12,259		NR/NR	Freddie Mac REMICS, 5.5%, 2/15/33	12,350
	25,000	4.29	A-/NR	FREMF Mortgage Trust Class B, Floating Rate Note, 7/25/48 (144A)	26,616
	25,000	4.35	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 1/25/46 (144A)	25,881
	25,000	4.77	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 4/25/44 (144A)	27,237
	50,000	4.89	NR/A3	FREMF Mortgage Trust, Floating Rate Note, 7/25/44 (144A)	54,749
	75,000	4.16	NR/Baa2	FREMF Mortgage Trust, Floating Rate Note, 9/25/44 (144A)	76,211
	45,000	5.16	NR/NR	FREMF Mortgage Trust, Floating Rate Note, 9/25/45 (144A)	49,224
GBP	50,000		NR/NR	Government National Mortgage Association, 4.5%, 9/20/39	56,481
	14,748		NR/NR	Government National Mortgage Association, 5.25%, 8/16/35	17,267
EURO	674,408	0.65	NR/NR	Government National Mortgage Association, Floating Rate Note, 11/16/51	26,563
AUD	247,486	1.03	NR/NR	Government National Mortgage Association, Floating Rate Note, 2/16/53	21,685
	296,280	1.10	NR/NR	Government National Mortgage Association, Floating Rate Note, 8/16/52	23,600
	346,536	1.07	NR/NR	Government National Mortgage Association, Floating Rate Note, 9/16/52	31,459
	25,000		NR/NR	GS Mortgage Securities Corp II, 3.676%, 2/10/46	25,485
	50,000		NR/Aaa	GS Mortgage Securities Corp. II, 3.377%, 5/10/45	53,315
	50,000		NR/Aaa	GS Mortgage Securities Corp. II, 5.56%, 11/10/39	56,995
	94,395	2.61	AAA/NR	GSR Mortgage Loan Trust 2003-9, Floating Rate Note, 8/25/33	95,253
	100,000	2.57	A/A2	JP Morgan Chase Commercial Mortgage Securities Corp., Floating Rate Note, 10/15/25 (144A)	101,432
	48,296	0.57	NR/Ba1	JP Morgan Chase Commercial Mortgage Securities Trust 2006-FL2, Floating Rate Note, 11/15/18 (144A)	40,833
	35,000		NR/Aaa	JP Morgan Chase Commercial Mortgage Securities Trust 2011-C5, 4.171%, 8/15/46	39,603
	17,897	4.89	AA+/Baa1	JP Morgan Mortgage Trust 2004-A1, Floating Rate Note, 2/25/34	18,213
	160,948	3.06	A+/NR	JP Morgan Mortgage Trust 2004-A2, Floating Rate Note, 5/25/34	162,940
	19,531		B-/Ba2	JP Morgan Mortgage Trust 2004-S1, 6.0%, 9/25/34	20,042
	34,000	5.62	BBB+/NR	LB-UBS Commercial Mortgage Trust 2002-C4, Floating Rate Note, 10/15/35 (144A)	33,928
	3,582	5.41	AAA/Aaa	Lehman Brothers Small Balance Commercial Mortgage Trust 2006-3, Floating Rate Note, 12/25/36 (144A)	3,547
	8,372		B+/NR	MASTR Alternative Loan Trust 2004-10, 5.5%, 10/25/19	8,610
	5,263		A-/NR	MASTR Alternative Loan Trust 2004-13, 4.5%, 1/25/15	5,275
	51,204		B/NR	MASTR Alternative Loan Trust 2004-6, 6.0%, 7/25/34	52,220
	19,553		A+/NR	MASTR Alternative Loan Trust 2005-1, 5.5%, 2/25/35	19,518
	62,729	6.62	A-/NR	MASTR Seasoned Securitization Trust 2005-1, Floating Rate Note, 9/25/32	65,772
	250,000	4.74	NR/Aaa	Merrill Lynch Financial Assets, Inc., Floating Rate Note, 1/12/40	269,441
	59,414	4.71	AAA/Aaa	Merrill Lynch Financial Assets, Inc., Floating Rate Note, 3/12/49	60,268
GBP	18,746	0.66	A+/A3	Merrill Lynch Mortgage Investors Trust Series MLCC 2004-A, Floating Rate Note, 4/25/29	18,332
	29,192	0.66	AA+/Baa2	Merrill Lynch Mortgage Investors Trust Series MLCC 2005-A, Floating Rate Note, 3/25/30	29,163
	100,000		NR/NR	Morgan Stanley Re-REMIC Trust 2010-R9, 5.0%, 11/26/36 (144A)	101,228
	103,504	0.92	AA+/NR	Paragon Secured Finance Plc, Floating Rate Note, 11/15/35	160,845
	100,000	1.44	AAA/Aaa	Permanent Master Issuer Plc, Floating Rate Note, 7/15/42	138,669
	6,210		BB+/B2	RAAC Series 2004-SP2 Trust, 6.0%, 1/25/32	6,333
	25,581	0.75	NR/Baa3	RALI Series 2002-QS16 Trust, Floating Rate Note, 10/25/17	24,167
	85,279		BBB+/Ba1	RALI Series 2004-QS1 Trust, 4.25%, 1/25/34	86,368
	14,826	0.75	BBB+/Ba1	RALI Series 2004-QS1 Trust, Floating Rate Note, 1/25/34	14,235
CAD	37,318		NR/B1	RALI Series 2004-QS13 Trust, 5.0%, 9/25/19	38,388
CAD	12,411		NR/B3	RALI Series 2004-QS16 Trust, 5.5%, 12/25/34	12,229
EURO	134,168		BBB+/NR	RALI Series 2004-QS4 Trust, 4.0%, 3/25/34	136,951
	46,580		AAA/NR	RALI Series 2005-QR1 Trust, 6.0%, 10/25/34	47,472
	70,168	0.62	AAA/A1	Rams Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35	91,473
	56,134	3.78	AAA/A1	Rams Mortgage Securities Pty, Ltd., Floating Rate Note, 7/21/35	57,821
	15,687		B-/NR	Residential Asset Securitization Trust 2004-A10, 5.5%, 2/25/35	16,019
	29,900		B/NR	Residential Asset Securitization Trust 2004-A9, 5.75%, 12/25/34	30,610
	19,644		CCC/NR	Residential Asset Securitization Trust 2005-A9, 5.5%, 7/25/35	19,671
	72,508		BB/NR	RFMSI Series 2005-S6 Trust, 5.25%, 8/25/35	74,957
	25,546	0.42	BBB+/Ba3	Sequoia Mortgage Trust 2005-2, Floating Rate Note, 3/20/35	23,792
	56,958	2.90	A+/Baa3	Structured Asset Securities Corp Mor Cer Ser 2003-31A, Floating Rate Note, 10/25/33	57,331
	50,000		AAA/Aa1	Timberstar Trust, 5.668%, 10/15/36 (144A)	57,185
	5,178,003	0.01	AAA/Aaa	Wachovia Bank Commercial Mortgage Trust Series 2006-C26, Floating Rate Note, 6/15/45	1,279
	83,922	2.45	BBB+/NR	WaMu Mortgage Pass Through Certificates, Floating Rate Note, 1/25/35	84,307
	85,895		NR/Aaa	Wells Fargo Commercial Mortgage Trust, 3.349%, 11/15/43 (144A)	92,449
	9,602		AA+/Baa3	Wells Fargo Mortgage Backed Securities 2003-15 Trust, 4.75%, 12/25/18	9,886
	18,113		BB+/B1	Wells Fargo Mortgage Backed Securities 2005-9 Trust, 5.5%, 10/25/35	18,682
	13,709		AA+/A1	Wells Fargo Mortgage Backed Securities 2006-16 Trust, 5.0%, 11/25/36	14,214
	42,359		NR/Caa1	Wells Fargo Mortgage Backed Securities 2006-2 Trust, 5.75%, 3/25/36	42,520
	50,000		AA-/NR	WFDB Commercial Mortgage Trust, 5.914%, 7/5/24 (144A)	51,227
					$4,465,594
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $4,345,038)	$4,465,594

				CORPORATE BONDS - 30.7%
				Energy - 3.8%
				Oil & Gas Drilling - 0.1%
	25,000		BBB+/Baa1	Pride International, Inc., 6.875%, 8/15/20	$31,207
				Oil & Gas Equipment & Services - 0.2%
	25,000		BBB-/Baa2	Weatherford International, Ltd. Bermuda, 5.95%, 4/15/42	$25,540
	25,000		BBB-/Baa2	Weatherford International, Ltd. Bermuda, 9.625%, 3/1/19	32,589
					$58,129
				Oil & Gas Exploration & Production - 1.3%
	10,000		BBB+/Baa1	Canadian Natural Resources, Ltd., 5.9%, 2/1/18	$11,952
	50,000		B-/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	53,875
	50,000		B/NR	EP Energy LLC, 9.375%, 5/1/20	56,000
	90,000		B/B2	Linn Energy LLC, 6.25%, 11/1/19 (144A)	89,775
	51,000		B/B2	Linn Energy LLC, 8.625%, 4/15/20	56,228
	23,000		BBB/Baa2	Marathon Oil Corp., 5.9%, 3/15/18	27,657
	70,000		B/B1	Plains Exploration & Production Co., 6.75%, 2/1/22	78,838
					$374,325
				Oil & Gas Refining & Marketing - 0.4%
	40,000		A/A2	Motiva Enterprises LLC, 5.75%, 1/15/20 (144A)	$47,843
	25,000		BBB/Baa2	Spectra Energy Capital LLC, 6.2%, 4/15/18	30,359
	21,000		BBB/Baa2	Valero Energy Corp., 9.375%, 3/15/19	28,759
					$106,961
				Oil & Gas Storage & Transportation - 1.3%
	25,000		BBB-/Baa3	Buckeye Partners LP, 6.05%, 1/15/18	$28,342
	25,000		BBB/Baa2	DCP Midstream LLC, 9.75%, 3/15/19 (144A)	32,727
	65,000	7.00	BB+/Baa3	Enterprise Products Operating LLC, Floating Rate Note, 6/1/67	69,875
	70,000		BBB/Baa2	Kinder Morgan Energy Partners LP, 4.15%, 3/1/22	74,602
	10,000		BBB/Baa2	Kinder Morgan Energy Partners LP, 5.95%, 2/15/18	11,869
	25,000		BBB/Baa2	Plains All American Pipeline LP, 6.125%, 1/15/17	29,222
	10,000		A/A3	Questar Pipeline Co., 5.83%, 2/1/18	11,649
	20,000		BB/Ba2	Rockies Express Pipeline LLC, 5.625%, 4/15/20 (144A)	18,800
	10,000		BBB/Baa2	Spectra Energy Capital LLC, 6.75%, 7/15/18	11,765
	60,000		BBB-/Baa3	Sunoco Logistics Partners Operations LP, 6.1%, 2/15/42	67,516
	13,000		BBB-/Baa3	The Williams Companies, Inc., 7.75%, 6/15/31	16,242
					$372,609
				Coal & Consumable Fuels - 0.5%
	45,000		B+/B2	Alpha Natural Resources, Inc., 6.0%, 6/1/19	$40,500
	25,000		BB-/B1	Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)	24,625
	75,000		B/B2	Penn Virginia Resource Partners LP, 8.375%, 6/1/20 (144A)	80,438
					$145,563
				Total Energy	$1,088,794
				Materials - 1.3%
				Diversified Chemicals - 0.1%
	20,000		BBB/Baa2	Eastman Chemical Co., 4.8%, 9/1/42	$20,591
				Specialty Chemicals - 0.1%
	25,000		BBB/Baa2	Cytec Industries, Inc., 8.95%, 7/1/17	$31,092
				Construction Materials - 0.1%
	30,000		BBB/Baa2	Holcim US Finance Sarl & Cie SCS, 6.0%, 12/30/19 (144A)	$33,853
				Aluminum - 0.1%
	25,000		BBB-/Baa3	Alcoa, Inc., 6.15%, 8/15/20	$27,383
				Diversified Metals & Mining - 0.3%
	50,000		BBB-/Baa2	AngloGold Ashanti Holdings Plc, 5.125%, 8/1/22	$50,713
	35,000		BBB-/Baa2	AngloGold Ashanti Holdings Plc, 5.375%, 4/15/20	36,667
					$87,380
				Steel - 0.6%
	30,000		BB+/Ba1	ArcelorMittal, 6.125%, 6/1/18	$32,031
	25,000		BB+/Ba2	Commercial Metals Co., 7.35%, 8/15/18	27,562
	100,000		NR/B3	Metinvest BV, 10.25%, 5/20/15 (144A)	105,750
					$165,343
				Total Materials	$365,642
				Capital Goods - 1.3%
				Aerospace & Defense - 0.3%
	50,000		BB/Ba2	Bombardier, Inc., 4.25%, 1/15/16 (144A)	$51,500
	30,000		BB/Ba2	Esterline Technologies Corp., 6.625%, 3/1/17	30,675
					$82,175
				Building Products - 0.4%
	25,000		BBB-/Ba3	Masco Corp., 5.95%, 3/15/22	$27,674
	85,000		BBB-/Ba3	Masco Corp., 7.125%, 3/15/20	98,451
					$126,125
				Electrical Components & Equipment - 0.1%
	25,000		B/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	$26,250
				Construction & Farm Machinery & Heavy Trucks - 0.0%
	10,000		A/Baa1	Cummins, Inc., 6.75%, 2/15/27	$12,165
				Industrial Machinery - 0.1%
	15,000		BBB+/Baa1	Ingersoll-Rand Global Holding Co., Ltd., 9.5%, 4/15/14	$16,451
	20,000		BBB-/Baa3	Valmont Industries, Inc., 6.625%, 4/20/20	23,650
					$40,101
				Trading Companies & Distributors - 0.4%
	55,000		BB+/NR	Aviation Capital Group Corp., 6.75%, 4/6/21 (144A)	$59,734
	40,000		BBB/Baa2	GATX Corp., 6.0%, 2/15/18	44,355
					$104,089
				Total Capital Goods	$390,905
				Transportation - 0.4%
				Air Freight & Logistics - 0.3%
	75,000		B-/B1	CEVA Group Plc, 8.375%, 12/1/17 (144A)	$76,688
				Airlines - 0.0%
	13,040		A-/Baa2	Delta Air Lines 2010-2 Class A Pass Through Trust, 4.95%, 5/23/19	$14,148
				Railroads - 0.1%
	25,000		BBB+/A3	Burlington Northern Santa Fe LLC, 5.75%, 3/15/18	$30,001
				Total Transportation	$120,837
				Automobiles & Components - 0.9%
				Auto Parts & Equipment - 0.5%
	100,000		B+/B2	Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)	$97,500
	50,000		B+/B1	Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)	55,500
					$153,000
				Automobile Manufacturers - 0.4%
AUD	100,000		A/A2	BMW Australia Finance, Ltd., 6.5%, 2/28/14	$107,471
	10,000		BBB+/A3	Nissan Motor Acceptance Corp., 4.5%, 1/30/15 (144A)	10,689
					$118,160
				Total Automobiles & Components	$271,160
				Consumer Durables & Apparel - 0.3%
				Home Furnishings - 0.1%
	25,000		BBB-/Ba1	Mohawk Industries, Inc., 3.85%, 2/1/23	$24,997
				Homebuilding - 0.1%
	50,000		NR/Ba3	Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)	$51,500
				Household Appliances - 0.1%
	25,000		BBB-/Baa3	Whirlpool Corp., 5.5%, 3/1/13	$25,090
				Total Consumer Durables & Apparel	$101,587
				Consumer Services - 0.9%
				Casinos & Gaming - 0.1%
	25,000		BBB/Baa2	International Game Technology, 7.5%, 6/15/19	$29,774
				Education Services - 0.8%
	25,000		NR/Aa2	Bowdoin College, 4.693%, 7/1/12	$22,720
	25,000		AAA/Aaa	Massachusetts Institute of Technology, 5.6%, 7/1/11	33,471
	30,000		AAA/Aaa	The Board of Trustees of The Leland Stanford Junior University, 4.75%, 5/1/19	34,714
	75,000		AA-/Aa2	Tufts University, 5.017%, 4/15/12	79,768
	50,000		AAA/Aaa	Yale University, 2.9%, 10/15/14	52,071
					$222,744
				Total Consumer Services	$252,518
				Media - 0.4%
				Broadcasting - 0.2%
	50,000		B-/B3	Telesat Canada, 12.5%, 11/1/17	$54,375
				Cable & Satellite - 0.2%
	25,000		BBB+/Baa1	British Sky Broadcasting Group Plc, 6.1%, 2/15/18 (144A)	$29,732
	10,000		BBB/Baa2	Time Warner Cable, Inc., 8.25%, 4/1/19	13,220
	5,000		BBB/Baa2	Time Warner Cable, Inc., 8.75%, 2/14/19	6,678
					$49,630
				Total Media	$104,005
				Retailing - 0.2%
				Internet Retail - 0.2%
	50,000		BBB-/Ba1	Expedia, Inc., 5.95%, 8/15/20	$55,105
				Total Retailing	$55,105
				Food & Staples Retailing - 0.1%
				Drug Retail - 0.1%
	14,282		BBB+/Baa2	CVS Pass-Through Trust, 5.773%, 1/10/33 (144A)	$16,552
				Total Food & Staples Retailing	$16,552
				Food, Beverage & Tobacco - 1.3%
				Brewers - 0.1%
	20,000		A/A3	Anheuser-Busch InBev Worldwide, Inc., 7.75%, 1/15/19	$26,399
				Agricultural Products - 0.2%
	50,000		BBB-/Baa2	Viterra, Inc., 5.95%, 8/1/20 (144A)	$53,306
				Packaged Foods & Meats - 1.0%
	70,000		BBB/Baa2	Kraft Foods Group, Inc., 3.5%, 6/6/22	$73,207
	45,000		BBB-/Baa2	Mondelez International, Inc., 6.5%, 2/9/40	58,447
	150,000		B+/B1	Post Holdings, Inc., 7.375%, 2/15/22	166,500
					$298,154
				Total Food, Beverage & Tobacco	$377,859
				Health Care Equipment & Services - 0.8%
				Health Care Equipment - 0.4%
	100,000		BB/B2	Hologic, Inc., 6.25%, 8/1/20 (144A)	$107,500
				Health Care Services - 0.1%
	50,000		AA-/Aa3	Catholic Health Initiatives, 4.35%, 11/1/42	$49,538
				Health Care Technology - 0.3%
	75,000		B-/B3	MedAssets, Inc., 8.0%, 11/15/18	$81,562
				Total Health Care Equipment & Services	$238,600
				Pharmaceuticals, Biotechnology & Life Sciences - 0.1%
				Biotechnology - 0.1%
	25,000		BBB+/Baa2	Biogen Idec, Inc., 6.0%, 3/1/13	$25,099
				Total Pharmaceuticals, Biotechnology & Life Sciences	$25,099
				Banks - 6.5%
				Diversified Banks - 5.2%
NOK	250,000		AAA/Aaa	Asian Development Bank, 3.375%, 5/20/14	$46,592
EURO	50,000		NR/Aaa	AXA Bank Europe SCF, 3.5%, 11/5/20	74,449
AUD	100,000		AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Australia, 6.0%, 10/29/15	109,665
	75,000		AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3.875%, 2/8/22	79,326
TRY	40,000		AA-/Aa2	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 3/3/15	20,300
EURO	50,000		NR/Aaa	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20	75,780
IDR	850,000,000		NR/NR	Inter-American Development Bank, 4.5%, 2/4/16	87,445
AUD	50,000		AAA/Aaa	Inter-American Development Bank, 6.5%, 8/20/19	60,129
NOK	1,500,000		AAA/Aaa	International Bank for Reconstruction & Development, 3.25%, 4/14/14	278,566
AUD	185,000		AAA/Aaa	International Bank for Reconstruction & Development, 5.75%, 10/21/19	214,368
BRL	400,000		AAA/Aaa	International Finance Corp. United States, 5.0%, 12/21/15	195,695
BRL	200,000		NR/NR	International Finance Corp. United States, 7.45%, 8/14/14	102,716
	100,000		BBB+/Baa2	Intesa Sanpaolo S.p.A., 6.5%, 2/24/21 (144A)	107,069
	50,000	4.50	NR/Baa3	Scotiabank Peru SA, Floating Rate Note, 12/13/27 (144A)	49,375
					$1,501,475
				Regional Banks - 1.1%
	25,000		A/A1	Mellon Funding Corp., 5.5%, 11/15/18	$29,434
	65,000	8.25	BBB/Baa3	PNC Financial Services Group, Inc., Floating Rate Note, 5/29/49 (Perpetual)	65,784
	115,000	6.75	BBB/Baa3	PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)	131,952
	75,000		BBB/Baa1	SunTrust Banks, Inc., 3.5%, 1/20/17	80,111
	20,000		A+/A1	Wachovia Bank NA, 6.0%, 11/15/17	23,948
					$331,229
				Thrifts & Mortgage Finance - 0.2%
	50,000		BBB-/Baa2	Astoria Financial Corp., 5.0%, 6/19/17	$52,836
				Total Banks	$1,885,540
				Diversified Financials - 4.5%
				Other Diversified Financial Services - 1.5%
	25,000		A-/NR	Carlyle Holdings Finance LLC, 3.875%, 2/1/23 (144A)	$25,020
TRY	65,000		AAA/Aaa	European Investment Bank, 3/2/15	33,457
	100,000	7.12	AA-/Baa1	General Electric Capital Corp., Floating Rate Note, 12/29/49 (Perpetual)	114,675
	25,000		A/A2	JPMorgan Chase & Co., 6.0%, 1/15/18	29,696
	100,000	7.90	BBB/Ba1	JPMorgan Chase & Co., Floating Rate Note (Perpetual)	115,040
	100,000		A-/NR	KKR Group Finance Co. II LLC, 5.5%, 2/1/43 (144A)	100,986
					$418,874
				Specialized Finance - 0.4%
	91,000		BBB-/WR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	$93,767
	10,000		A+/A1	National Rural Utilities Cooperative Finance Corp., 5.45%, 2/1/18	11,891
					$105,658
				Consumer Finance - 0.3%
	35,000		A+/A1	American Honda Finance Corp., 6.7%, 10/1/13 (144A)	$36,394
	25,000		A/A2	Caterpillar Financial Services Corp., 7.05%, 10/1/18	32,055
	30,000		CCC/Caa1	Springleaf Finance Corp., 6.9%, 12/15/17	28,582
					$97,031
				Asset Management & Custody Banks - 0.1%
	25,000		A-/A3	Eaton Vance Corp., 6.5%, 10/2/17	$29,915
				Investment Banking & Brokerage - 2.2%
	110,000	4.00	BB+/Ba2	Goldman Sachs Capital II, Floating Rate Note, 6/1/43	$89,650
	35,000		BBB/Baa3	Jefferies Group, Inc., 5.125%, 4/13/18	37,275
	50,000		BBB/Baa3	Jefferies Group, Inc., 6.875%, 4/15/21	57,000
	25,000		BBB/Baa3	Jefferies Group, Inc., 8.5%, 7/15/19	31,074
	10,000		BBB/A3	Macquarie Group, Ltd., 6.0%, 1/14/20 (144A)	10,876
	50,000		A-/Baa2	Merrill Lynch & Co., Inc., 5.45%, 2/5/13	50,000
	100,000		BBB+/Baa3	Merrill Lynch & Co., Inc., 7.75%, 5/14/38	133,823
	50,000		BBB+/Baa2	Morgan Stanley, 4.875%, 11/1/22	51,243
	10,000		A-/Baa1	Morgan Stanley, 5.5%, 1/26/20	11,168
	45,000		A-/Baa1	Morgan Stanley, 6.625%, 4/1/18	53,014
	25,000		BBB/Baa2	Raymond James Financial, Inc., 4.25%, 4/15/16	26,137
	90,000		NR/Baa3	Scottrade Financial Services, Inc., 6.125%, 7/11/21 (144A)	92,924
					$644,184
				Total Diversified Financials	$1,295,662
				Insurance - 3.1%
				Life & Health Insurance - 1.0%
	35,000		BBB/Baa2	Delphi Financial Group, Inc., 7.875%, 1/31/20	$42,753
	15,000		A-/Baa2	Lincoln National Corp., 8.75%, 7/1/19	20,031
	25,000	6.05	BBB/Ba1	Lincoln National Corp., Floating Rate Note, 4/20/67	25,062
	35,000		BBB/Baa2	MetLife, Inc., 10.75%, 8/1/39	53,725
	45,000		A-/Baa2	Protective Life Corp., 7.375%, 10/15/19	54,539
	100,000	5.88	BBB+/Baa3	Prudential Financial, Inc., Floating Rate Note, 9/15/42	104,875
					$300,985
				Multi-line Insurance - 0.4%
	60,000		BBB/A3	AXA SA, 8.6%, 12/15/30	$76,994
	40,000		BBB-/Baa3	Genworth Financial, Inc., 7.2%, 2/15/21	47,064
					$124,058
				Property & Casualty Insurance - 1.2%
	20,000		BBB-/Baa2	OneBeacon US Holdings, Inc., 4.6%, 11/9/22	$20,529
	95,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)	100,720
	110,000	6.50	BBB/Baa1	The Allstate Corp., Floating Rate Note, 5/15/57	118,536
	50,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.5%, 3/1/20	58,618
	50,000		BBB-/Baa3	The Hanover Insurance Group, Inc., 7.625%, 10/15/25	56,878
					$355,281
				Reinsurance - 0.5%
	50,000		BBB/NR	Montpelier Re Holdings, Ltd., 4.7%, 10/15/22	$50,248
	40,000		BBB/NR	Platinum Underwriters Finance, Inc., 7.5%, 6/1/17	44,476
	35,000	6.75	BBB-/Baa3	Reinsurance Group of America, Inc., Floating Rate Note, 12/15/65	35,700
					$130,424
				Total Insurance	$910,748
				Real Estate - 1.3%
				Diversified REIT - 0.1%
	20,000		BBB/Baa2	Digital Realty Trust LP, 4.5%, 7/15/15	$21,305
	10,000		BBB/Baa2	Digital Realty Trust LP, 5.875%, 2/1/20	11,405
					$32,710
				Office REIT - 0.4%
	40,000		BBB-/Baa2	Alexandria Real Estate Equities, Inc., 4.6%, 4/1/22	$42,757
	35,000		BBB-/Baa3	Highwoods Realty LP, 3.625%, 1/15/23	33,748
	25,000		BBB/Baa2	Mack-Cali Realty LP, 5.125%, 2/15/14	25,959
					$102,464
				Retail REIT - 0.1%
	35,000		BBB-/Baa3	DDR Corp., 7.5%, 4/1/17	$41,816
				Specialized REIT - 0.6%
	10,000		BBB-/Baa2	Health Care Real Estate Investment Trust, Inc., 6.2%, 6/1/16	$11,428
	25,000		BBB-/Baa3	Healthcare Realty Trust, Inc., 6.5%, 1/17/17	28,524
	40,000		BBB-/Baa2	Hospitality Properties Trust, 5.0%, 8/15/22	42,430
	25,000		BBB-/Baa2	Hospitality Properties Trust, 7.875%, 8/15/14	26,617
	45,000		BBB-/Baa3	Senior Housing Properties Trust, 6.75%, 4/15/20	51,353
					$160,352
				Diversified Real Estate Activities - 0.1%
	35,000		A-/A2	WEA Finance LLC, 7.125%, 4/15/18 (144A)	$43,006
				Total Real Estate	$380,348
				Semiconductors & Semiconductor Equipment - 0.1%
				Semiconductor Equipment - 0.1%
	25,000		BBB/Baa1	KLA-Tencor Corp., 6.9%, 5/1/18	$29,810
				Total Semiconductors & Semiconductor Equipment	$29,810
				Telecommunication Services - 1.7%
				Integrated Telecommunication Services - 1.2%
CHF	40,000		BBB+/Baa1	Deutsche Telekom AG, 3.75%, 4/22/14	$45,729
	30,000		BB-/Ba2	Frontier Communications Corp., 8.5%, 4/15/20	34,650
	45,000		NR/A2	GTP Acquisition Partners I LLC, 4.347%, 6/15/16 (144A)	47,489
	45,000		NR/A2	GTP Towers Issuer LLC, 4.436%, 2/15/15 (144A)	46,750
	20,000		A/A2	Qtel International Finance, Ltd., 6.5%, 6/10/14 (144A)	21,310
EURO	50,000		BBB/Baa2	Telefonica Emisiones SAU, 5.496%, 4/1/16	72,661
	75,000		BBB/Baa2	Telefonica Emisiones SAU, 6.221%, 7/3/17	83,883
					$352,472
				Wireless Telecommunication Services - 0.5%
	35,000		B+/Ba2	Cricket Communications, Inc., 7.75%, 5/15/16	$36,838
	30,000		NR/A2	Crown Castle Towers LLC, 4.883%, 8/15/20 (144A)	34,051
	75,000		B/B2	MetroPCS Wireless, Inc., 6.625%, 11/15/20	79,500
					$150,389
				Total Telecommunication Services	$502,861
				Utilities - 1.3%
				Electric Utilities - 1.1%
	10,000		A-/A3	Commonwealth Edison Co., 6.15%, 9/15/17	$12,014
	25,000		BBB/Baa2	Commonwealth Edison Co., 6.95%, 7/15/18	30,399
	100,000	5.25	BBB+/NR	Electricite de France SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)	97,621
	10,000	6.70	BB+/Ba1	PPL Capital Funding, Inc., Floating Rate Note, 3/30/67	10,650
	70,000		BBB-/Baa3	Public Service Co. of New Mexico, 7.95%, 5/15/18	84,280
	50,000	6.25	BBB-/Baa2	Southern California Edison Co., Floating Rate Note, 8/1/49 (Perpetual)	55,242
	10,000		BBB+/A3	West Penn Power Co., 5.95%, 12/15/17 (144A)	11,764
					$301,970
				Multi-Utilities - 0.1%
	25,000		BBB+/Baa1	New York State Electric & Gas Corp., 6.15%, 12/15/17 (144A)	$27,922
				Independent Power Producers & Energy Traders - 0.1%
	37,115		BBB-/Baa3	Panoche Energy Center LLC, 6.885%, 7/31/29 (144A)	$39,621
				Total Utilities	$369,513
				Government - 0.4%
TRY	50,000		AAA/NR	European Bank for Reconstruction & Development, 0.5%, 2/26/15	$25,801
GBP	50,000		AAA/NR	European Bank for Reconstruction & Development, 1.875%, 12/10/13	80,161
					$105,962
				Total Government	$105,962
				TOTAL CORPORATE BONDS
				(Cost $8,075,295)	$8,889,107

				U.S. GOVERNMENT AND AGENCY OBLIGATIONS - 4.2%
	52,149		AAA/Aaa	Fannie Mae, 4.5%, 4/1/41	$56,139
	52,916		AAA/Aaa	Fannie Mae, 5.0%, 6/1/40	57,655
	161,413		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 10/1/38	173,745
	138,572		AAA/Aaa	Federal Home Loan Mortgage Corp., 5.0%, 9/1/38	149,159
	84,730		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.0%, 8/1/37	93,685
	45,630		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 1/1/38	51,826
	149,150		AAA/Aaa	Federal Home Loan Mortgage Corp., 6.5%, 4/1/38	169,492
	116,486		AAA/Aaa	Government National Mortgage Association II, 4.5%, 9/20/41	127,547
	30,000		AA+/Aaa	U.S. Treasury Bonds, 4.25%, 5/15/39	36,731
	60,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 2/15/36	75,956
	10,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 5/15/38	12,695
	60,000		AA+/Aaa	U.S. Treasury Bonds, 4.5%, 8/15/39	76,350
	100,000		AA+/Aaa	U.S. Treasury Bonds, 4.75%, 2/15/41	132,203
					$1,213,183
				TOTAL U.S. GOVERNMENT AND AGENCY OBLIGATIONS
				(Cost $1,110,327)	$1,213,183

				FOREIGN GOVERNMENT BONDS - 32.6%
AUD	100,000		NR/Aaa	Australia Government Bond, 5.75%, 5/15/21	$122,729
AUD	200,000		NR/Aaa	Australia Government Bond, 6.5%, 5/15/13	210,850
EURO	50,000		AA+/Aaa	Austria Government Bond, 4.15%, 3/15/37 (144A)	85,404
EURO	50,000		AA+/Aaa	Austria Government Bond, 4.35%, 3/15/19 (144A)	79,913
EURO	25,000		NR/Aa3	Belgium Government Bond, 5.5%, 3/28/28	45,047
EURO	100,000		NR/Aaa	Bundesrepublik Deutschland, 3.25%, 1/4/20	154,888
EURO	125,000		NR/Aaa	Bundesrepublik Deutschland, 6.5%, 7/4/27	264,947
CAD	10,000		AAA/Aaa	Canada Housing Trust No 1, 3.35%, 12/15/20 (144A)	10,812
CAD	100,000		AAA/Aaa	Canada Housing Trust No 1, 3.8%, 6/15/21 (144A)	111,357
CAD	60,000		AAA/Aaa	Canadian Government Bond, 1.5%, 3/1/17	60,227
CZK	500,000		AA/A1	Czech Republic Government Bond, 3.7%, 6/16/13	26,791
DKK	250,000		AAA/Aaa	Denmark Government Bond, 4.5%, 11/15/39	66,044
COP	124,000,000		NR/Ba1	Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)	72,637
EURO	300,000		AAA/Aaa	Finland Government Bond, 4.375%, 7/4/19	485,341
EURO	200,000		NR/Aa1	France Government Bond OAT, 3.25%, 10/25/21	297,613
EURO	117,000		NR/Aa1	France Government Bond OAT, 3.75%, 4/25/21	180,801
EURO	25,000		NR/Aa1	France Government Bond OAT, 4.0%, 10/25/38	39,230
HUF	5,000,000		BB/Ba1	Hungary Government Bond, 6.75%, 2/12/13	23,205
IDR	200,000,000		BB+/NR	Indonesia Recapitalization Bond, 14.25%, 6/15/13	21,360
IDR	100,000,000		BB+/NR	Indonesia Recapitalization Bond, 14.275%, 12/15/13	11,155
IDR	50,000,000		BB+/Baa3	Indonesia Treasury Bond, 12.5%, 3/15/13	5,203
IDR	222,000,000		NR/Baa3	Indonesia Treasury Bond, 6.125%, 5/15/28	23,223
IDR	200,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/27	22,201
IDR	5,000,000,000		NR/Baa3	Indonesia Treasury Bond, 7.375%, 9/15/16	560,928
IDR	1,210,000,000		NR/Baa3	Indonesia Treasury Bond, 8.25%, 6/15/32	148,576
IDR	25,000,000		NR/Baa3	Indonesia Treasury Bond, 9.0%, 9/15/13	2,649
EURO	90,000		BBB+/Ba1	Ireland Government Bond, 4.5%, 4/18/20	125,709
EURO	45,000		BBB+/Ba1	Ireland Government Bond, 5.0%, 10/18/20	64,600
EURO	50,000		BBB+/Ba1	Ireland Government Bond, 5.9%, 10/18/19	75,920
EURO	75,000		NR/Baa2	Italy Buoni Poliennali Del Tesoro, 2.25%, 11/1/13	102,735
EURO	50,000		NR/Baa2	Italy Buoni Poliennali Del Tesoro, 3.75%, 8/1/16	70,664
EURO	110,000		NR/Baa2	Italy Buoni Poliennali Del Tesoro, 4.75%, 2/1/13	149,320
EURO	25,000		NR/Baa2	Italy Buoni Poliennali Del Tesoro, 6.5%, 11/1/27	40,384
JPY	46,500,000		NR/Aa3	Japan Government Ten Year Bond, 1.0%, 12/20/21	524,828
JPY	30,000,000		NR/Aa3	Japan Government Ten Year Bond, 1.7%, 9/20/16	347,277
JPY	5,000,000		NR/Aa3	Japan Government Thirty Year Bond, 2.3%, 12/20/36	59,208
JPY	27,000,000		NR/Aa3	Japan Government Twenty Year Bond, 1.5%, 3/20/19	317,640
JPY	35,000,000		NR/Aa3	Japan Government Two Year Bond, 0.2%, 8/15/13	383,171
MYR	435,000		NR/NR	Malaysia Government Bond, 3.418%, 8/15/22	138,946
MXN	1,290,000		A-/Baa1	Mexican Bonos, 6.5%, 6/9/22	112,332
MXN	100,000		A-/Baa1	Mexican Bonos, 7.5%, 6/3/27	9,362
MXN	1,690,000		A-/Baa1	Mexican Bonos, 7.75%, 11/13/42	161,507
MXN	250,000		A-/Baa1	Mexican Bonos, 9.5%, 12/18/14	21,406
EURO	150,000		NR/Aaa	Netherlands Government Bond, 4.0%, 7/15/16 (144A)	226,981
EURO	91,000		NR/Aaa	Netherlands Government Bond, 5.5%, 1/15/28 (144A)	173,319
NOK	150,000		AAA/Aaa	Norway Government Bond, 4.25%, 5/19/17	29,962
NOK	240,000		AAA/Aaa	Norway Government Bond, 4.5%, 5/22/19	49,789
NOK	775,000		AAA/Aaa	Norway Government Bond, 5.0%, 5/15/15	151,967
PHP	6,480,000		NR/Ba1	Philippine Government Bond, 5.875%, 3/1/32	175,998
PHP	150,000		NR/Ba1	Philippine Government Bond, 6.125%, 10/24/37	4,158
PHP	3,570,000		NR/Ba1	Philippine Government Bond, 7.625%, 9/29/36	117,237
PHP	800,000		NR/Ba1	Philippine Government Bond, 8.0%, 7/19/31	26,613
PLN	250,000		A/A2	Poland Government Bond, 5.0%, 4/25/16	84,983
PLN	1,400,000		A/A2	Poland Government Bond, 5.25%, 10/25/17	489,343
PLN	70,000		A/A2	Poland Government Bond, 5.25%, 4/25/13	22,730
NZD	250,000		AA-/Aa2	Province of Ontario Canada, 6.25%, 6/16/15	222,665
AUD	120,000		AA+/Aa1	Queensland Treasury Corp., 6.0%, 7/21/22	140,367
RON	300,000		NR/NR	Romania Government Bond, 5.85%, 4/26/23	92,704
RON	200,000		NR/NR	Romania Government Bond, 5.9%, 7/26/17	62,366
	200,000		BBB/Baa1	Russian Foreign Bond - Eurobond, 4.5%, 4/4/22 (144A)	220,968
ZAR	1,500,000		NR/Baa1	South Africa Government Bond, 6.75%, 3/31/21	170,594
ZAR	250,000		A-/Baa1	South Africa Government Bond, 7.5%, 1/15/14	28,607
ZAR	300,000		A-/Baa1	South Africa Government Bond, 8.0%, 12/21/18	36,805
EURO	100,000		BBB-/Baa3	Spain Government Bond, 4.1%, 7/30/18	136,638
SEK	500,000		AAA/Aaa	Sweden Government Bond, 3.5%, 3/30/39	90,020
SEK	55,000		AAA/Aaa	Sweden Government Bond, 3.75%, 8/12/17	9,541
SEK	1,000,000		AAA/Aaa	Sweden Government Bond, 4.25%, 3/12/19	181,038
SEK	55,000		AAA/Aaa	Sweden Government Bond, 6.75%, 5/5/14	9,293
TRY	230,000		BBB-/NR	Turkey Government Bond, 10.5%, 1/15/20	158,963
GBP	50,000		NR/Aaa	United Kingdom Gilt, 4.0%, 9/7/16	88,687
GBP	60,000		NR/Aaa	United Kingdom Gilt, 4.25%, 12/7/27	113,951
GBP	70,000		NR/Aaa	United Kingdom Gilt, 4.25%, 9/7/39	130,121
GBP	75,000		NR/Aaa	United Kingdom Gilt, 8.75%, 8/25/17	160,578
					$9,445,126
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $9,108,809)	$9,445,126

				MUNICIPAL BONDS - 3.4%
				Municipal Airport - 0.1%
	20,000		BBB/Baa1	Indianapolis Airport Authority, 5.1%, 1/15/17	$22,402

				Municipal Development - 0.2%
	50,000		AA-/Aa3	California Statewide Communities Development Authority, 6.0%, 8/15/42	$59,189

				Municipal General - 0.3%
	70,000		AA/A2	JobsOhio Beverage System, 3.985%, 1/1/29	$71,137
	20,000		AA/A2	JobsOhio Beverage System, 4.532%, 1/1/35	20,313
					$91,450
				Higher Municipal Education - 1.8%
	25,000		A+/NR	Baylor University, 4.313%, 3/1/42	$25,620
	50,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/40	58,418
	25,000		AAA/Aaa	Connecticut State Health & Educational Facility Authority, 5.0%, 7/1/42	27,966
	50,000		AAA/Aaa	Houston Higher Education Finance Corp., 4.5%, 11/15/37	54,156
	25,000		AA/Aa1	Illinois Finance Authority, 5.0%, 10/1/51	27,821
	70,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 11/15/36	84,133
	25,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/32	36,190
	10,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 5.5%, 7/1/36	11,913
	20,000		AAA/Aaa	Massachusetts Health & Educational Facilities Authority, 6.0%, 7/1/36	24,339
	30,000		AAA/Aaa	Missouri State Health & Educational Facilities Authority, 5.0%, 11/15/39	35,740
	50,000		AA/Aa1	New York State Dormitory Authority Series A, 5.0%, 7/1/40	57,900
	50,000		AAA/Aaa	New York State Dormitory Authority, 5.0%, 7/1/38	57,858
	20,000		AAA/Aaa	Permanent University Fund, 5.0%, 7/1/30	25,114
					$527,168
				Municipal Medical - 0.1%
	25,000		AA-/A1	Massachusetts Development Finance Agency, 5.25%, 4/1/37	$28,445

				Municipal Utility District - 0.1%
	25,000		AA-/Aa3	South Carolina State Public Service Authority, 5.0%, 12/1/43	$28,111

				Municipal Transportation - 0.2%
	50,000		AA/Aa2	Harris County Metropolitan Transit Authority, 5.0%, 11/1/41	$57,270

				Municipal Water - 0.4%
	45,000		AAA/Aa1	City of Charleston South Carolina Waterworks & Sewer System Revenue, 5.0%, 1/1/41	$51,641
	20,000		AAA/Aa2	Hampton Roads Sanitation District, 5.0%, 4/1/38	22,699
	45,000		AAA/NR	Tarrant Regional Water District, 5.0%, 3/1/52	50,923
					$125,263
				Municipal Obligation - 0.2%
	50,000		AA+/Aa1	State of Washington, 5.0%, 8/1/39	$57,292

				TOTAL MUNICIPAL BONDS
				(Cost $900,125)	$996,590

				SENIOR FLOATING RATE LOAN INTEREST - 0.2%
				Telecommunication Services - 0.2%
				Integrated Telecommunication Services - 0.2%
	50,000	0.00	B+/Ba3	West Corp., Term B-6 Loan, 6/30/18	$50,812
				TOTAL SENIOR FLOATING RATE LOAN INTEREST
				(Cost $50,926)	$50,812

				TEMPORARY CASH INVESTMENT - 2.8%
				Repurchase Agreement - 2.8%
	795,000			Deutsche Bank AG, 0.15%, dated 1/31/13, repurchase price of $795,000
				plus accrued interest on 2/1/13 collateralized by the following:
				$47,561 U.S. Treasury Bond, 0-8.875%, 2/14/13-2/15/41
				$91,156 U.S. Treasury Bill, 0.0%, 2/14/13-10/17/13
				$200,306 U.S. Treasury Notes, 0.25-4.75%, 2/15/13-8/15/22
				$471,898 U.S. Treasury Strip, 0.0-4.375%, 2/15/13-8/15/42	$795,000
				TOTAL TEMPORARY CASH INVESTMENT
				(Cost $795,000)	$795,000

				TOTAL INVESTMENT IN SECURITIES - 97.4%
				(Cost $26,596,188) (a)	$28,188,362

				OTHER ASSETS & LIABILITIES - 2.6%	$743,733

				TOTAL NET ASSETS - 100.0%	$28,932,095

	*			Non-income producing security.

	NR			Not rated by either S&P or Moody's.

	WR			Rating withdrawn by either S&P or Moody's.

	PIK			Represents a pay in kind security.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	REIT			Real Estate Investment Trust.

	(Perpetual)			Security with no stated maturity date.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2013, the value of these securities amounted to $4,732,595 or 16.4% of total net assets.

	(a)			At January 31, 2013, the net unrealized gain on investments based on
				cost for federal income tax purposes of $26,596,188 was as follows:

				Aggregate gross unrealized gain for all investments in which
				there is an excess of value over tax cost	$1,989,834

				Aggregate gross unrealized loss for all investments in which
				there is an excess of tax cost over value	(397,660)

				Net unrealized gain	$1,592,174

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

				Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

	AUD			Austrialian Dollar
	BRL			Brazilian Real
	CAD			Canadian Dollar
	CHF			Swiss Franc
	COP			Colombian Peso
	CZK			Czech Krona
	DKK			Danish Kroner
	EURO			Euro
	GBP			British Pound Sterling
	HUF			Hungarian Forint
	IDR			Indonesian Rupiah
	JPY			Japanese Yen
	MXN			Mexican Peso
	MYR			Malaysian Ringgit
	NOK			Norwegian Krone
	NZD			New Zealand Dollar
	PHP			Philippine Peso
	PLN			New Polish Zloty
	RON			Romanian Leu
	SEK			Swedish Krone
	TRY			Turkish Lira
	ZAR			South African Rand

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Convertible Corporate Bonds	$-	$603,508	$-	$603,508
Preferred Stocks	368,916	53,469	-	422,385
Convertible Preferred Stocks	167,817	-	-	167,817
Asset Backed Securities	-	1,139,240	-	1,139,240
Collateralized Mortgage Obligations	-	4,465,594	-	4,465,594
Corporate Bonds	-	8,889,107	-	8,889,107
U.S. Government Agency Obligations	-	1,213,183	-	1,213,183
Foreign Government Bonds	-	9,445,126	-	9,445,126
Municipal Bonds	-	996,590	-	996,590
Senior Floating Rate Interest	-	50,812	-	50,812
Temporary Cash Investments	-	795,000	-	795,000
Total	$536,733	$27,651,629	$-	$28,188,362

Other Financial Instruments*	$-	$10,854	$-	$10,854

* Other financial instruments Include the unrealized gain (loss) on foreign exchange contracts.

				Pioneer Global High Yield Fund
				Schedule of Investments 1/31/13 (unaudited)

	Principal Amount ($)	Floating Rate (b)	S&P/Moody's Ratings		Value

				CONVERTIBLE CORPORATE BONDS - 6.5%
				Energy - 1.6%
				Oil & Gas Drilling - 0.1%
	2,475,000		NR/NR	Vantage Drilling Co., 7.875%, 9/1/42	$2,908,125
				Oil & Gas Exploration & Production - 0.6%
	4,130,000		BB-/Ba3	Chesapeake Energy Corp., 2.5%, 5/15/37	$3,936,406
	9,000,000		NR/NR	Cobalt International Energy, Inc., 2.625%, 12/1/19	9,180,000
					$13,116,406
				Coal & Consumable Fuels - 0.9%
	18,440,000		B+/NR	Alpha Appalachia Holdings, Inc., 3.25%, 8/1/15	$17,702,400
	1,305,000		CC/B2	James River Coal Co., 3.125%, 3/15/18	384,975
					$18,087,375
				Total Energy	$34,111,906
				Materials - 0.8%
				Construction Materials - 0.6%
	10,300,000		NR/NR	Cemex SAB de CV, 3.75%, 3/15/18	$12,585,312
				Forest Products - 0.2%
	14,559,000		NR/NR	Sino-Forest Corp., 4.25%, 12/15/16 (144A) (e)	$2,029,161
	12,150,000		NR/WR	Sino-Forest Corp., 5.0%, 8/1/13 (e)	1,693,406
					$3,722,567
				Total Materials	$16,307,879
				Capital Goods - 0.5%
				Electrical Components & Equipment - 0.1%
	1,250,000		B/B2	General Cable Corp., 4.5%, 11/15/29 (Step)	$1,469,531
				Construction & Farm Machinery & Heavy Trucks - 0.2%
	5,475,000		CCC+/NR	Navistar International Corp., 3.0%, 10/15/14	$5,180,719
				Trading Companies & Distributors - 0.2%
	1,938,000		B/NR	WESCO International, Inc., 6.0%, 9/15/29	$5,149,024
				Total Capital Goods	$11,799,274
				Automobiles & Components - 0.9%
				Automobile Manufacturers - 0.9%
	12,029,000		BB+/Baa3	Ford Motor Co., 4.25%, 11/15/16	$19,223,846
				Total Automobiles & Components	$19,223,846
				Consumer Durables & Apparel - 0.2%
				Homebuilding - 0.2%
	4,640,000		B/B2	KB Home, 1.375%, 2/1/19	$4,729,900
				Total Consumer Durables & Apparel	$4,729,900
				Food, Beverage & Tobacco - 0.1%
				Tobacco - 0.1%
	1,635,000		CCC+/Caa2	Alliance One International, Inc., 5.5%, 7/15/14	$1,628,869
				Total Food, Beverage & Tobacco	$1,628,869
				Health Care Equipment & Services - 0.1%
				Health Care Technology - 0.1%
	3,485,000		NR/NR	WebMD Health Corp., 2.5%, 1/31/18	$3,077,691
				Total Health Care Equipment & Services	$3,077,691
				Real Estate - 0.1%
				Real Estate Operating Companies - 0.1%
	2,805,000		B/B3	Forest City Enterprises, Inc., 4.25%, 8/15/18	$3,034,659
				Total Real Estate	$3,034,659
				Software & Services - 0.4%
				Application Software - 0.4%
	1,025,000		NR/NR	Mentor Graphics Corp., 4.0%, 4/1/31	$1,185,797
	6,365,000		BB-/NR	Nuance Communications, Inc., 2.75%, 11/1/31	7,100,953
					$8,286,750
				Total Software & Services	$8,286,750
				Technology Hardware & Equipment - 0.4%
				Computer Storage & Peripherals - 0.4%
	6,435,000		BB/NR	SanDisk Corp., 1.5%, 8/15/17	$8,015,597
				Electronic Components - 0.0%
	1,605,000		BB+/NR	Vishay Intertechnology, Inc., 2.25%, 5/15/41 (144A)	$1,282,997
				Total Technology Hardware & Equipment	$9,298,594
				Semiconductors & Semiconductor Equipment - 1.4%
				Semiconductor Equipment - 0.5%
	3,400,000		BBB-/Baa1	Lam Research Corp., 1.25%, 5/15/18	$3,533,875
	5,515,000		BBB-/NR	Novellus Systems, Inc., 2.625%, 5/15/41	7,686,531
					$11,220,406
				Semiconductors - 0.9%
	4,650,000		NR/NR	JA Solar Holdings Co., Ltd., 4.5%, 5/15/13	$4,417,500
	10,750,000		NR/NR	ReneSola, Ltd., 4.125%, 3/15/18 (144A)	5,684,062
	2,182,000		NR/NR	SunPower Corp., 4.75%, 4/15/14	2,108,358
	11,919,000		NR/NR	Suntech Power Holdings Co., Ltd., 3.0%, 3/15/13	5,780,715
					$17,990,635
				Total Semiconductors & Semiconductor Equipment	$29,211,041
				TOTAL CONVERTIBLE CORPORATE BONDS
				(Cost $159,628,744)	$140,710,409
	Shares
				PREFERRED STOCKS - 0.8%
				Energy - 0.1%
				Oil & Gas Storage & Transportation - 0.1%
	131,100	7.62	B+/Ba2	NuStar Logistics LP, Floating Rate Note, 1/15/43	$3,397,129
				Total Energy	$3,397,129
				Consumer Services - 0.1%
				Hotels, Resorts & Cruise Lines - 0.1%
	17,350		NR/NR	Perseus Holding Corp., 14.0%, 4/15/14 (144A)	$1,344,625
				Total Consumer Services	$1,344,625
				Diversified Financials - 0.6%
				Other Diversified Financial Services - 0.4%
	355,600	8.12	CCC+/B3	GMAC Capital Trust I, Floating Rate Note, 2/15/40	$9,483,852
				Consumer Finance - 0.2%
	3,100		CCC+/B3	Ally Financial, Inc., 7.0%, 12/31/99 (Perpetual) (144A)	$3,025,697
				Total Diversified Financials	$12,509,549
				TOTAL PREFERRED STOCKS
				(Cost $14,957,855)	$17,251,303

				CONVERTIBLE PREFERRED STOCK - 0.0%
				Banks - 0.0%
				Diversified Banks - 0.0%
	445		BBB+/Ba1	Wells Fargo & Co., 7.5%, 12/31/99 (Perpetual)	$574,450
				TOTAL CONVERTIBLE PREFERRED STOCK
				(Cost $467,249)	$574,450

				COMMON STOCKS - 0.8%
				Energy - 0.1%
				Oil & Gas Drilling - 0.1%
	46,147			Rowan Companies Plc *	$1,591,149
				Oil & Gas Equipment & Services - 0.0%
	105,907			Sevan Marine ASA *	$410,849
				Oil & Gas Exploration & Production - 0.0%
	1			Norse Energy Corp ASA *	$0
				Total Energy	$2,001,998
				Materials - 0.3%
				Diversified Metals & Mining - 0.2%
	6,615,974			Blaze Recycling & Metals LLC *	$727,757
	95,846			Freeport-McMoRan Copper & Gold, Inc.	3,378,572
					$4,106,329
				Steel - 0.1%
	134,106			Vale SA (A.D.R.)	$2,581,540
				Forest Products - 0.0%
	244,090			Ainsworth Lumber Co, Ltd. *	$661,985
				Total Materials	$7,349,854
				Capital Goods - 0.0%
				Building Products - 0.0%
	894			Panolam Holdings Co. *	$522,096
				Total Capital Goods	$522,096
				Transportation - 0.2%
				Marine - 0.2%
	2,370,345			Horizon Lines, Inc. *	$3,531,814
				Total Transportation	$3,531,814
				Automobiles & Components - 0.2%
				Auto Parts & Equipment - 0.2%
	63,064			Lear Corp.	$3,090,136
				Total Automobiles & Components	$3,090,136
				Diversified Financials - 0.0%
				Other Diversified Financial Services - 0.0%
	24,638			BTA Bank JSC (G.D.R.) (144A) *	$24,493
				Total Diversified Financials	$24,493
				Real Estate - 0.0%
				Real Estate Development - 0.0%
	159,647			Newhall Land Development LLC *	$239,470
				Total Real Estate	$239,470
				Software & Services - 0.0%
				Data Processing & Outsourced Services - 0.0%
	33,046			Perseus Holdings, Ltd. *	$82,615
				Total Software & Services	$82,615
				TOTAL COMMON STOCKS
				(Cost $24,724,284)	$16,842,476
	Principal Amount ($)
				ASSET BACKED SECURITIES - 1.9%
				Materials - 0.1%
				Aluminum - 0.1%
	1,500,000	6.55	CCC/B3	Security National Mortgage Loan Trust 2007-1, Floating Rate Note, 4/25/37 (144A)	$1,468,353
				Steel - 0.0%
	454,772	0.29	CCC/Caa3	ACE Securities Corp Home Equity Loan Trust Series 2007-HE1, Floating Rate Note, 1/25/37	$150,181
	1,350,000	1.25	AA+/A2	Bear Stearns Asset Backed Securities I Trust 2004-BO1, Floating Rate Note, 10/25/34	1,197,058
					$1,347,239
				Total Materials	$2,815,592
				Banks - 1.0%
				Thrifts & Mortgage Finance - 1.0%
	976,332	1.48	CCC/Caa3	Amortizing Residential Collateral Trust 2002-BC1, Floating Rate Note, 1/25/32	$546,220
	1,480,000	0.65	CCC/Caa3	Bear Stearns Asset Backed Securities Trust 2007-2, Floating Rate Note, 1/25/47	710,132
	675,000		BB/NR	CarNow Auto Receivables Trust 2012-1, 6.9%, 11/15/16 (144A)	676,499
	8,090,000	0.40	CCC/Caa2	Carrington Mortgage Loan Trust Series 2007-FRE1, Floating Rate Note, 2/25/37	6,561,354
	2,567,504	0.26	CCC/Caa1	Citigroup Mortgage Loan Trust 2007-AHL3, Floating Rate Note, 7/25/45	1,886,643
	1,700,000	1.18	BB/Caa1	Countrywide Asset-Backed Certificates, Floating Rate Note, 11/25/34	1,379,978
	8,998,701	0.65	D/NR	Countrywide Asset-Backed Certificates, Floating Rate Note, 3/25/47 (144A)	5,015,804
	848,272	0.33	B-/B3	GSAMP Trust 2006-HE8, Floating Rate Note, 1/25/37	802,492
	4,000,000		BBB/NR	Leaf Receivables Funding 4 LLC, 5.5%, 2/20/22 (144A)	3,698,400
	988,712	0.36	BB+/Ba1	RAMP Series 2006-RZ3 Trust, Floating Rate Note, 8/25/36	928,942
					$22,206,464
				Total Banks	$22,206,464
				Diversified Financials - 0.6%
				Other Diversified Financial Services - 0.2%
	8,264,173	0.69	CCC/Caa1	Aircraft Finance Trust, Floating Rate Note, 5/15/24 (144A)	$3,718,878
	469,923		BB/NR	Sierra Timeshare 2011-3 Receivables Funding LLC, 9.31%, 7/20/28 (144A)	484,316
					$4,203,194
				Specialized Finance - 0.4%
	10,295,566	0.60	CCC+/Caa2	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	$7,129,679
	896,753	0.64	CCC+/Caa2	Lease Investment Flight Trust, Floating Rate Note, 7/15/31	621,001
					$7,750,680
				Total Diversified Financials	$11,953,874
				Commercial Services - 0.2%
				Airlines - 0.2%
	1,635,019		BB+/Ba2	Continental Airlines 1998-1 Class B Pass Through Trust, 6.748%, 3/15/17	$1,718,896
	2,125,000		BBB-/Ba2	Continental Airlines 2012-1 Class B Pass Through Trust, 6.25%, 4/11/20	2,263,125
					$3,982,021
				TOTAL ASSET BACKED SECURITIES
				(Cost $33,948,163)	$40,957,951

				COLLATERALIZED MORTGAGE OBLIGATIONS - 1.3%
				Banks - 0.3%
				Thrifts & Mortgage Finance - 0.3%
	13,351,367	2.93	AAA/Caa1	Bayview Commercial Asset Trust, Floating Rate Note, 4/25/36 (144A)	$469,650
	213,914	6.85	CCC+/NR	COMM 2000-C1 Mortgage Trust, Floating Rate Note, 8/15/33 (144A)	211,330
	1,700,000		NR/NR	Extended Stay America Trust, 7.625%, 12/5/19 (144A)	1,776,500
	412,130	5.67	NR/NR	First Horizon Mortgage Pass-Through Trust 2004-6, Floating Rate Note, 11/25/34	363,278
	757,263	5.73	B/NR	GSR Mortgage Loan Trust 2004-3F, Floating Rate Note, 2/25/34	756,030
	2,855,038	4.68	BB/Caa3	JP Morgan Mortgage Trust 2005-A1, Floating Rate Note, 2/25/35	2,369,399
					$5,946,187
				Total Banks	$5,946,187
				Diversified Financials - 0.5%
				Other Diversified Financial Services - 0.4%
	869,844		NR/Caa1	CSMC Mortgage-Backed Trust 2007-3, 5.0%, 4/25/37	$866,307
	2,500,000	0.91	BBB+/A3	Morgan Stanley Capital I, Inc. Class C, Floating Rate Note, 12/15/20 (144A)	2,328,072
	4,315,000		BB/B1	Timberstar Trust, 7.53%, 10/15/36 (144A)	4,449,352
	700,000	8.11	NR/NR	Vericrest Opportunity Loan Trust 2012-NPL1, Floating Rate Note, 3/25/49 (144A)	706,441
					$8,350,172
				Investment Banking & Brokerage - 0.1%
	3,450,000	6.94	BBB-/NR	Bear Stearns Commercial Mortgage Sec Inc Series 2001-top2, Floating Rate Note, 2/15/35 (144A)	$3,449,910
				Total Diversified Financials	$11,800,082
				Real Estate - 0.4%
				Mortgage REIT's - 0.4%
	1,051,414	2.48	AAA/B2	American Home Mortgage Investment Trust 2005-1, Floating Rate Note, 6/25/45	$994,441
	9,000,000	7.08	D/NR	Credit Suisse First Boston Mortgage Securities Corp., Floating Rate Note, 12/15/35 (144A)	8,207,811
					$9,202,252
				Total Real Estate	$9,202,252
				Government - 0.1%
	19,853,782	1.28	NR/Aaa	Government National Mortgage Association, Floating Rate Note, 10/16/52	$1,198,176
				Total Government	$1,198,176
				TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
				(Cost $29,274,533)	$28,146,697

				CORPORATE BONDS - 72.2%
				Energy - 9.3%
				Oil & Gas Drilling - 1.1%
	1,250,000		B/Caa1	Hercules Offshore, Inc., 10.5%, 10/15/17 (144A)	$1,356,250
	8,900,000		CCC+/Caa1	Ocean Rig UDW, Inc., 9.5%, 4/27/16 (144A)	9,256,000
	6,395,000		B+/B2	Pioneer Energy Services Corp., 9.875%, 3/15/18	6,938,575
	2,835,000		B/B1	Shelf Drilling Holdings, Ltd., 8.625%, 11/1/18 (144A)	2,990,925
	3,765,000		BB-/B2	Unit Corp., 6.625%, 5/15/21	3,906,188
					$24,447,938
				Oil & Gas Equipment & Services - 0.7%
	1,297,000		B/B3	Expro Finance Luxembourg SCA, 8.5%, 12/15/16 (144A)	$1,368,335
	54,000		NR/NR	Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)	54,000
	2,275,000		CCC/Caa2	Green Field Energy Services, Inc., 13.25%, 11/15/16 (144A)	2,275,000
	4,400,000		NR/NR	OSX 3 Leasing BV, 9.25%, 3/20/15 (144A)	4,543,000
NOK	23,000,000		NR/NR	Transocean Norway Drilling AS, 11.0%, 2/24/16	4,419,151
NOK	16,000,000	8.96	NR/NR	Transocean Norway Drilling AS, Floating Rate Note, 2/24/16	3,066,873
					$15,726,359
				Oil & Gas Exploration & Production - 5.2%
	2,000,000		B-/B3	Carrizo Oil & Gas, Inc., 7.5%, 9/15/20	$2,080,000
	2,870,000		B-/B3	Carrizo Oil & Gas, Inc., 8.625%, 10/15/18	3,092,425
	4,740,000		B-/B3	Comstock Resources, Inc., 7.75%, 4/1/19	4,894,050
	750,000		BB+/Ba2	Continental Resources, Inc., 5.0%, 9/15/22	798,750
	13,700,000		B/NR	EP Energy LLC, 9.375%, 5/1/20	15,344,000
	2,080,000		B/B3	EPE Holdings LLC, 8.125%, 12/15/17 (144A) (PIK)	2,100,800
	4,980,000		B-/Caa1	EPL Oil & Gas, Inc., 8.25%, 2/15/18 (144A)	5,241,450
	5,035,000		CCC/Caa1	Goodrich Petroleum Corp., 8.875%, 3/15/19	4,934,300
	4,990,000		CCC+/B3	Gulfport Energy Corp., 7.75%, 11/1/20 (144A)	5,264,450
	6,250,000		CCC+/B3	Halcon Resources Corp., 8.875%, 5/15/21 (144A)	6,671,875
	5,215,000		B-/B3	Kodiak Oil & Gas Corp., 8.125%, 12/1/19	5,814,725
	5,800,000		B/B2	Linn Energy LLC, 6.25%, 11/1/19 (144A)	5,785,500
	12,850,000		B+/NR	MIE Holdings Corp., 9.75%, 5/12/16 (144A)	13,878,000
NOK	12,000,000		NR/NR	Norwegian Energy Co AS, 10.25%, 4/27/16	2,229,602
NOK	45,000,000		NR/NR	Norwegian Energy Co AS, 12.9%, 11/20/14	8,455,127
	2,840,000		B/B3	Oasis Petroleum, Inc., 6.5%, 11/1/21	3,038,800
	2,580,000		CCC/Caa1	Quicksilver Resources, Inc., 7.125%, 4/1/16	2,154,300
	3,370,000		CCC+/B3	Quicksilver Resources, Inc., 9.125%, 8/15/19	3,117,250
	1,920,000		B-/B3	Samson Investment Co., 9.75%, 2/15/20 (144A)	2,042,400
	2,105,000		B/B2	SandRidge Energy, Inc., 8.0%, 6/1/18 (144A)	2,210,250
	3,800,000		B-/B3	Stone Energy Corp., 7.5%, 11/15/22	4,104,000
	2,919,000		B-/B3	Stone Energy Corp., 8.625%, 2/1/17	3,152,520
CAD	2,775,000		B/NR	Trilogy Energy Corp., 7.25%, 12/13/19 (144A)	2,872,656
	2,275,000		CCC+/Caa1	Venoco, Inc., 8.875%, 2/15/19	2,212,438
					$111,489,668
				Oil & Gas Storage & Transportation - 0.5%
	2,030,000	7.00	BB+/Baa3	Enterprise Products Operating LLC, Floating Rate Note, 6/1/67	$2,182,250
NOK	12,000,000	7.07	NR/NR	Golar LNG Partners LP, Floating Rate Note, 10/12/17	2,223,080
	6,220,000		BB+/Ba3	Sabine Pass Liquefaction LLC, 5.625%, 2/1/21 (144A)	6,243,325
	950,000	3.33	BB/Ba1	Southern Union Co., Floating Rate Note, 11/1/66	819,375
					$11,468,030
				Coal & Consumable Fuels - 1.8%
	815,000		B+/B2	Alpha Natural Resources, Inc., 6.0%, 6/1/19	$733,500
	11,063,000		BB-/B1	Berau Capital Resources Pte, Ltd., 12.5%, 7/8/15 (144A)	11,892,725
	3,750,000		BB-/B1	Berau Coal Energy Tbk PT, 7.25%, 3/13/17 (144A)	3,693,750
	12,200,000		B/B1	Bumi Capital Pte, Ltd., 12.0%, 11/10/16 (144A)	11,254,500
	1,900,000		NR/B1	Indo Energy Finance II BV, 6.375%, 1/24/23 (144A)	1,938,000
	4,435,000		CCC+/B3	James River Coal Co., 7.875%, 4/1/19	2,328,375
	2,706,000		B/B3	Murray Energy Corp., 10.25%, 10/15/15 (144A)	2,706,000
EURO	1,650,000		B/NR	New World Resources NV, 7.875%, 1/15/21 (144A)	2,116,604
	2,070,000		B/B2	Penn Virginia Resource Partners LP, 8.25%, 4/15/18	2,204,550
					$38,868,004
				Total Energy	$201,999,999
				Materials - 10.2%
				Commodity Chemicals - 1.8%
	11,343,000		BB+/WR	Basell Finance Co BV, 8.1%, 3/15/27 (144A)	$14,972,760
	5,715,000		B-/NR	Hexion US Finance Corp., 6.625%, 4/15/20 (144A)	5,629,275
EURO	2,500,000		CCC/Caa1	Kloeckner Pentaplast GmbH & Co KG, 11.625%, 7/15/17 (144A)	3,818,507
	2,259,000		BB+/Ba2	NOVA Chemicals Corp., 7.875%, 9/15/25	2,278,766
	11,320,000		BB-/B1	Rain CII Carbon LLC, 8.0%, 12/1/18 (144A)	11,829,400
	1,115,000		B-/Caa1	US Coatings Acquisition, Inc., 7.375%, 5/1/21 (144A)	1,148,450
					$39,677,158
				Diversified Chemicals - 1.3%
EURO	10,935,000		CCC+/Caa1	INEOS Group Holdings SA, 7.875%, 2/15/16 (144A)	$14,880,825
	800,000		CCC+/Caa1	INEOS Group Holdings SA, 8.5%, 2/15/16 (144A)	806,000
	5,540,000		BB+/Baa3	LyondellBasell Industries NV, 5.0%, 4/15/19	6,107,850
EURO	4,390,000		B+/B2	Styrolution Group GmbH, 7.625%, 5/15/16 (144A)	6,078,390
					$27,873,065
				Fertilizers & Agricultural Chemicals - 0.1%
	1,100,000		BB/NR	EuroChem Mineral & Chemical Co OJSC via EuroChem GI, Ltd., 5.125%, 12/12/17 (144A)	$1,130,250
				Construction Materials - 1.1%
	12,050,000		C/Caa3	AGY Holding Corp., 11.0%, 11/15/14	$5,994,875
	4,275,000		B/NR	Cemex Espana Luxembourg, 9.875%, 4/30/19 (144A)	4,798,688
	9,006,000		B/NR	Cemex Finance LLC, 9.5%, 12/14/16 (144A)	9,613,905
	3,750,000		B/NR	Cemex SAB de CV, 9.0%, 1/11/18 (144A)	4,050,000
					$24,457,468
				Metal & Glass Containers - 1.2%
	4,105,000		B-/B3	AEP Industries, Inc., 8.25%, 4/15/19	$4,433,400
	10,095,892		CCC+/Caa1	ARD Finance SA, 11.125%, 6/1/18 (144A) (PIK)	10,878,324
	3,200,000		CCC+/B3	Ardagh Packaging Finance Plc, 7.0%, 11/15/20 (144A)	3,224,000
	5,000,000		CCC+/B3	Ardagh Packaging Finance Plc, 9.125%, 10/15/20 (144A)	5,487,500
EURO	2,100,000		CCC+/B3	Ardagh Packaging Finance Plc, 9.25%, 10/15/20 (144A)	3,065,013
					$27,088,237
				Aluminum - 0.0%
	306		CCC+/Caa1	Noranda Aluminum Acquisition Corp., 4.524%, 5/15/15 (PIK)	$291
				Diversified Metals & Mining - 2.0%
	10,175,000		CCC+/Caa2	Midwest Vanadium Pty, Ltd., 11.5%, 2/15/18 (144A)	$6,562,875
	11,725,000		CCC+/Caa1	Mirabela Nickel, Ltd., 8.75%, 4/15/18 (144A)	11,138,750
	5,300,000		CCC+/B3	Molycorp, Inc., 10.0%, 6/1/20 (144A)	5,300,000
	1,700,000		B+/B1	Mongolian Mining Corp., 8.875%, 3/29/17 (144A)	1,742,500
	1,560,000		B/Caa1	Prince Mineral Holding Corp., 11.5%, 12/15/19 (144A)	1,688,700
	12,660,000		BB/Ba3	Vedanta Resources Plc, 8.25%, 6/7/21 (144A)	14,559,000
	1,080,000		BB/Ba3	Vedanta Resources Plc, 9.5%, 7/18/18 (144A)	1,277,100
					$42,268,925
				Steel - 2.1%
	9,410,000		CCC/Caa2	Essar Steel Algoma, Inc., 9.875%, 6/15/15 (144A)	$7,339,800
	11,975,000		B/Caa1	Ferrexpo Finance Plc, 7.875%, 4/7/16 (144A)	12,064,812
	4,340,000		B/B3	JMC Steel Group, Inc., 8.25%, 3/15/18 (144A)	4,622,100
	7,620,000		NR/B3	Metinvest BV, 10.25%, 5/20/15 (144A)	8,058,150
	11,550,000		NR/B3	Metinvest BV, 8.75%, 2/14/18 (144A)	11,718,052
EURO	2,505,000		CCC/Caa2	Zlomrex International Finance SA, 8.5%, 2/1/14 (144A)	2,550,309
					$46,353,223
				Paper Products - 0.6%
	13,490,000		B+/B1	Grupo Papelero Scribe SA de CV, 8.875%, 4/7/20 (144A)	$13,085,300
				Total Materials	$221,933,917
				Capital Goods - 5.7%
				Aerospace & Defense - 0.6%
	3,180,000		BB/Ba2	Bombardier, Inc., 6.125%, 1/15/23 (144A)	$3,235,650
	3,120,000		BB/B1	DigitalGlobe, Inc., 5.25%, 2/1/21 (144A)	3,112,200
	5,408,000		B-/B2	DynCorp International, Inc., 10.375%, 7/1/17	5,272,800
	1,995,000		CCC+/Caa1	Silver II Borrower, 7.75%, 12/15/20 (144A)	2,089,762
					$13,710,412
				Building Products - 0.6%
	6,800,000		NR/Ba2	China Liansu Group Holdings, Ltd., 7.875%, 5/13/16 (144A)	$7,004,000
	3,739,472		NR/NR	Industrias Unidas SA de CV, 11.5%, 11/15/16	2,398,101
	4,100,000		BB/NR	Magnesita Finance, Ltd., 8.625%, 4/29/49 (Perpetual) (144A)	4,366,540
					$13,768,641
				Construction & Engineering - 1.4%
	6,900,000		B+/B1	Abengoa Finance SAU, 8.875%, 11/1/17 (144A)	$6,796,500
	2,980,000		BB-/Ba3	Dycom Investments, Inc., 7.125%, 1/15/21	3,188,600
	7,900,000		B+/B1	Empresas ICA SAB de CV, 8.9%, 2/4/21 (144A)	8,295,000
	9,175,000		C/Caa3	New Enterprise Stone & Lime Co., Inc., 11.0%, 9/1/18	6,973,000
	4,400,000		BB-/NR	OAS Investments GmbH, 8.25%, 10/19/19 (144A)	4,614,500
					$29,867,600
				Electrical Components & Equipment - 0.3%
	4,120,000		B/B3	Coleman Cable, Inc., 9.0%, 2/15/18	$4,470,200
	1,540,000		B/B3	WireCo WorldGroup, Inc., 9.5%, 5/15/17	1,617,000
					$6,087,200
				Industrial Conglomerates - 0.8%
	1,600,000		BB/NR	Grupo KUO SAB De CV, 6.25%, 12/4/22 (144A)	$1,732,000
	2,980,000		B+/B2	JB Poindexter & Co., Inc., 9.0%, 4/1/22 (144A)	3,106,650
EURO	1,800,000		BB-/Ba3	Mark IV Europe Lux SCA, 8.875%, 12/15/17 (144A)	2,632,774
	1,200,000		CCC+/B3	Park-Ohio Industries, Inc., 8.125%, 4/1/21	1,284,000
	7,800,000		BBB/Baa3	Votorantim Cimentos SA, 7.25%, 4/5/41 (144A)	8,892,000
					$17,647,424
				Construction & Farm Machinery & Heavy Trucks - 0.4%
	8,405,000		CCC+/B3	Navistar International Corp., 8.25%, 11/1/21	$8,257,912
					$8,257,912
				Industrial Machinery - 1.1%
	5,075,000		B/B2	Constellation Enterprises LLC, 10.625%, 2/1/16 (144A)	$5,328,750
	5,322,000		NR/WR	Indalex Holding Corp., 11.5%, 2/1/14 (e)	39,915
	5,080,000		B/Caa2	Liberty Tire Recycling, 11.0%, 10/1/16 (144A)	4,826,000
	14,600,000		B+/NR	WPE International Cooperatief UA, 10.375%, 9/30/20 (144A)	13,432,000
					$23,626,665
				Trading Companies & Distributors - 0.5%
	9,497,000		B-/B3	INTCOMEX, Inc., 13.25%, 12/15/14	$9,805,652
				Total Capital Goods	$122,771,506
				Commercial Services & Supplies - 0.5%
				Environmental & Facilities Services - 0.2%
	6,510,000		NR/WR	Old AII, Inc., 10.0%, 12/15/16 (e)	$65
EURO	3,022,531		D/Caa2	The New Reclamation Group Pty, Ltd., 8.125%, 2/1/13 (144A)	4,102,934
					$4,102,999
				Diversified Support Services - 0.3%
	6,365,000		B/B3	ADS Tactical, Inc., 11.0%, 4/1/18 (144A)	$6,524,125
				Total Commercial Services & Supplies	$10,627,124
				Transportation - 2.5%
				Air Freight & Logistics - 0.7%
	7,061,000		CCC+/Caa2	CEVA Group Plc, 11.5%, 4/1/18 (144A)	$6,213,680
	2,445,000		CCC+/Caa1	CEVA Group Plc, 11.625%, 10/1/16 (144A)	2,530,575
	6,125,000		B/B3	Syncreon Global Ireland, Ltd., 9.5%, 5/1/18 (144A)	6,431,250
					$15,175,505
				Airlines - 0.5%
	7,363,000		B-/NR	Gol Finance, 9.25%, 7/20/20 (144A)	7,215,740
	4,250,000		BB-/NR	TAM Capital 3, Inc., 8.375%, 6/3/21 (144A)	4,696,250
					$11,911,990
				Marine - 0.1%
	1,345,000		B+/B3	Navios South American Logistics, Inc., 9.25%, 4/15/19	$1,345,000
				Railroads - 0.1%
	2,467,359		CCC/Caa3	Florida East Coast Holdings Corp., 10.5%, 8/1/17 (PIK)	$2,535,211
				Bus Lines - 0.3%
	7,418,993		NR/Ba2	Inversiones Alsacia SA, 8.0%, 8/18/18 (144A)	7,456,088
					$7,456,088
				Airports - 0.6%
	4,393,000		B-/B3	Aeropuertos Argentina 2000 SA, 10.75%, 12/1/20 (144A)	$4,129,420
	3,500,000		BB-/Ba3	Aeropuertos Dominicanos Siglo XXI SA, 9.25%, 11/13/19	$3,727,500
	3,900,000		B/B2	Aguila 3 SA, 7.875%, 1/31/18 (144A)	4,134,000
					$11,990,920
				Total Transportation	$50,414,714
				Automobiles & Components - 2.1%
				Auto Parts & Equipment - 1.7%
	5,000,000		B/B2	Hyva Global BV, 8.625%, 3/24/16 (144A)	$4,850,000
	1,200,000		BB/Ba2	Lear Corp., 4.75%, 1/15/23 (144A)	1,194,000
	4,800,000		B+/B2	Pittsburgh Glass Works LLC, 8.5%, 4/15/16 (144A)	4,680,000
	4,365,000		CCC/Caa1	Stanadyne Corp., 10.0%, 8/15/14	4,244,962
	16,550,000		CCC-/Caa3	Stanadyne Holdings, Inc., 12.0%, 2/15/15 (Step)	12,081,500
	11,854,000		B+/B1	Tower Automotive Holdings USA LLC, 10.625%, 9/1/17 (144A)	13,157,940
					$40,208,402
				Tires & Rubber - 0.1%
	2,810,000		B+/B1	The Goodyear Tire & Rubber Co., 7.0%, 5/15/22	$3,013,725
				Automobile Manufacturers - 0.3%
	1,605,000		B/B2	Chrysler Group LLC, 8.0%, 6/15/19	$1,757,475
				Total Automobiles & Components	$44,979,602
				Consumer Durables & Apparel - 4.1%
				Home Furnishings - 0.2%
	4,705,000		B+/B3	Tempur-Pedic International, Inc., 6.875%, 12/15/20 (144A)	$4,999,062
				Homebuilding - 1.6%
	8,750,000		CCC/Caa2	Beazer Homes USA, Inc., 9.125%, 6/15/18	$9,318,750
	2,100,000		BB-/B2	Brookfield Residential Properties, Inc., 6.5%, 12/15/20 (144A)	2,215,500
	2,050,000		BB-/Ba3	Corp GEO SAB de CV, 8.875%, 3/27/22 (144A)	2,098,175
	10,272,000		NR/Ba3	Desarrolladora Homex SAB de CV, 9.5%, 12/11/19 (144A)	10,580,160
	4,450,000		BB-/Ba3	Lennar Corp., 4.75%, 11/15/22 (144A)	4,361,000
	7,500,000		NR/Ba3	Urbi Desarrollos Urbanos SAB de CV, 9.75%, 2/3/22 (144A)	6,243,750
					$34,817,335
				Housewares & Specialties - 1.8%
	2,400,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.25%, 2/15/21	$2,514,000
	7,490,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 8.5%, 5/15/18	7,864,500
	3,235,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 9.0%, 4/15/19	3,412,925
	7,675,000		CCC+/Caa2	Reynolds Group Issuer, Inc., 9.875%, 8/15/19	8,384,938
	11,165,000		CCC+/B3	Yankee Candle Co., Inc., 9.75%, 2/15/17	11,583,799
	5,775,000		CCC+/Caa1	YCC Holdings LLC, 10.25%, 2/15/16 (PIK)	5,948,308
					$39,708,470
				Leisure Products - 0.5%
EURO	4,700,000		CCC/Caa2	Heckler & Koch GmbH, 9.5%, 5/15/18 (144A)	$5,646,313
	5,000,000		B-/B2	Icon Health & Fitness, Inc., 11.875%, 10/15/16 (144A)	4,000,000
					$9,646,313
				Total Consumer Durables & Apparel	$89,171,180
				Consumer Services - 2.0%
				Casinos & Gaming - 1.4%
	10,750,000		NR/WR	Buffalo Thunder Development Authority, 9.375%, 12/15/14 (144A) (e)	$3,601,250
EURO	2,200,000		B+/B3	Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	2,949,060
EURO	4,750,000		NR/NR	Cirsa Funding Luxembourg SA, 8.75%, 5/15/18 (144A)	6,431,768
	4,395,000		CCC/Caa2	Codere Finance Luxembourg SA, 9.25%, 2/15/19 (144A)	3,318,225
	2,052,000		B-/NR	Little Traverse Bay Bands of Odawa Indians, 9.0%, 8/31/20 (144A)	1,969,920
EURO	1,000,000	8.25	BB/Ba2	Lottomatica Group S.p.A., Floating Rate Note, 3/31/66 (144A)	1,403,793
	5,965,000		NR/WR	Mashantucket Western Pequot Tribe, 8.5%, 11/15/15 (144A) (e)	477,200
EURO	6,335,000		CCC+/Caa1	Peermont Global Pty, Ltd., 7.75%, 4/30/14 (144A)	8,298,465
	1,725,000		CCC/Caa2	Shingle Springs Tribal Gaming Authority, 9.375%, 6/15/15 (144A)	1,720,688
					$30,170,369
				Hotels, Resorts & Cruise Lines - 0.3%
	3,800,000		NR/B3	Good Sam Enterprises LLC, 11.5%, 12/1/16	$4,037,500
	2,860,000		B+/B3	Viking Cruises, Ltd., 8.5%, 10/15/22 (144A)	3,153,150
					$7,190,650
				Restaurants - 0.1%
BRL	4,250,000		NR/Ba2	Arcos Dorados Holdings, Inc., 10.25%, 7/13/16 (144A)	$2,246,842
				Education Services - 0.2%
	4,225,000		CCC-/B3	Cambium Learning Group, Inc., 9.75%, 2/15/17	$3,485,625
				Total Consumer Services	$43,093,486
				Media - 3.1%
				Advertising - 0.4%
	5,549,000		B/B3	MDC Partners, Inc., 11.0%, 11/1/16	$6,103,900
	2,115,000		B/B3	MDC Partners, Inc., 11.0%, 11/1/16 (144A)	2,326,500
					$8,430,400
				Broadcasting - 2.4%
	2,514,281		CCC+/Caa3	Intelsat Luxembourg SA, 11.5%, 2/4/17	$2,665,138
	15,840,000		CCC+/Caa3	Intelsat Luxembourg SA, 11.5%, 2/4/17 (144A) (PIK)	16,790,400
	4,300,000		B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	4,386,000
EURO	10,950,000		B+/B1	Nara Cable Funding, Ltd., 8.875%, 12/1/18 (144A)	15,243,111
EURO	1,925,000		B-/Caa1	Ono Finance II Plc, 11.125%, 7/15/19 (144A)	2,684,951
CAD	7,500,000		B+/B2	Quebecor Media, Inc., 6.625%, 1/15/23 (144A)	7,782,735
	1,755,000		B-/B3	Telesat Canada, 12.5%, 11/1/17	1,908,562
					$51,460,897
				Buisness Services - 0.2%
	5,820,000		B-/Caa2	Sitel LLC, 11.5%, 4/1/18	4,074,000

				Movies & Entertainment - 0.0%
	1,560,000		B-/B3	Regal Entertainment Group, 5.75%, 2/1/25	$1,544,400
				Publishing - 0.1%
	1,675,000		B-/B3	MPL 2 Acquisition Canco, Inc., 9.875%, 8/15/18 (144A)	$1,637,312
				Total Media	$67,147,009
				Retailing - 0.5%
				Department Stores - 0.5%
	10,855,000		B/NR	Grupo Famsa SAB de CV, 11.0%, 7/20/15 (144A)	$11,723,400
				Total Retailing	$11,723,400
				Food, Beverage & Tobacco - 7.0%
				Distillers & Vintners - 0.3%
EURO	4,171,607		NR/NR	Belvedere SA, 7.692%, 11/10/19	$957,004
EURO	320,792	7.69	NR/NR	Belvedere SA, Floating Rate Note, 11/10/19	3,919
	7,512,000		CCC/Caa2	CEDC Finance Corp International, Inc., 9.125%, 12/1/16 (144A)	4,657,440
					$5,618,363
				Agricultural Products - 0.2%
	4,400,000		B/NR	Tonon Bioenergia SA, 9.25%, 1/24/20 (144A)	$4,367,000
				Packaged Foods & Meats - 5.8%
	1,960,000		B/NR	Agrokor DD, 8.875%, 2/1/20 (144A)	$2,202,550
EURO	3,200,000		B/B2	Agrokor DD, 9.875%, 5/1/19 (144A)	4,893,553
	6,000,000		BB/B1	Bertin SA, 10.25%, 10/5/16 (144A)	6,720,000
	4,450,000		B+/B1	CFG Investment SAC, 9.75%, 7/30/19 (144A)	3,715,750
	2,770,000		B/B1	Chiquita Brands International, Inc., 7.875%, 2/1/21 (144A)	2,794,238
	9,720,000		B+/B2	Corp Pesquera Inca SAC, 9.0%, 2/10/17 (144A)	10,254,600
	9,600,000		B/B3	FAGE Dairy Industry SA, 9.875%, 2/1/20 (144A)	10,440,000
	2,969,595		NR/NR	Independencia International, Ltd., 12.0%, 12/30/16 (144A) (e)	7,424
	8,690,000		BB/B1	JBS Finance II, Ltd., 8.25%, 1/29/18 (144A)	9,385,200
	3,000,000		B+/B2	Marfrig Holding Europe BV, 9.875%, 7/24/17 (144A)	2,955,000
	20,248,000		B+/B2	Marfrig Overseas, Ltd., 9.5%, 5/4/20 (144A)	19,286,220
	3,783,000		B+/B2	Marfrig Overseas, Ltd., 9.625%, 11/16/16 (144A)	3,820,830
	4,755,000		B+/B1	Minerva Luxembourg SA, 12.25%, 2/10/22 (144A)	5,801,100
	24,000,000		B+/B1	Minerva Luxembourg SA, 7.75%, 1/31/23 (144A)	24,600,011
	6,500,000		B+/B2	Pesquera Exalmar S.A.A., 7.375%, 1/31/20 (144A)	6,370,000
	10,905,000		B-/Caa1	Pilgrim's Pride Corp., 7.875%, 12/15/18	11,273,044
	1,430,000		B+/B2	Wells Enterprises, Inc., 6.75%, 2/1/20 (144A)	1,483,625
					$126,003,145
				Tobacco - 0.7%
	14,855,000		B-/B3	Alliance One International, Inc., 10.0%, 7/15/16	$15,783,438
				Total Food, Beverage & Tobacco	$151,771,946
				Health Care Equipment & Services - 1.7%
				Health Care Equipment - 0.3%
	8,850,000		CCC+/Caa2	Accellent, Inc., 10.0%, 11/1/17	$7,788,000
				Health Care Supplies - 0.5%
	5,750,000		B/Caa1	ConvaTec Healthcare E SA, 10.5%, 12/15/18 (144A)	$6,382,500
	3,200,000		B-/Caa1	Immucor, Inc., 11.125%, 8/15/19	3,584,000
					$9,966,500
				Health Care Services - 0.8%
	4,253,000		CCC/Caa2	Gentiva Health Services, Inc., 11.5%, 9/1/18	$4,178,572
	10,302,000		B+/Caa2	Lantheus Medical Imaging, Inc., 9.75%, 5/15/17	$9,606,615
	2,975,000		CCC+/Caa1	Surgical Care Affiliates, Inc., 10.0%, 7/15/17 (144A)	3,112,594
					$16,897,781
				Health Care Facilities - 0.1%
	1,550,000		B-/B3	Kindred Healthcare, Inc., 8.25%, 6/1/19	$1,526,750
	172,000		CCC+/Caa1	Vanguard Health Systems, Inc., 0.0%, 2/1/16	131,580
					$1,658,330
				Total Health Care Equipment & Services	$36,310,611
				Pharmaceuticals, Biotechnology & Life Sciences - 0.5%
				Pharmaceuticals - 0.5%
	2,305,000		BB-/B1	Valeant Pharmaceuticals International, 6.375%, 10/15/20 (144A)	$2,379,912
	7,820,000		BB-/B1	VPI Escrow Corp., 6.375%, 10/15/20 (144A)	8,113,250
					10,493,162
				Total Pharmaceuticals, Biotechnology & Life Sciences	$10,493,162
				Banks - 4.5%
				Diversified Banks - 2.9%
TRY	4,500,000		NR/NR	Akbank TAS, 7.5%, 2/5/18 (144A)	$2,557,690
	6,875,000	9.75	BB+/NR	Banco de Credito del Peru Panama, Floating Rate Note, 11/6/69 (144A)	8,404,688
	6,600,000		B-/B3	Banco de Galicia y Buenos Aires, 8.75%, 5/4/18 (144A)	5,461,500
	2,900,000	6.25	BB/NR	Banco do Brasil SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)	2,878,250
	1,750,000		NR/Ba1	Banco do Estado do Rio Grande do Sul SA, 7.375%, 2/2/22 (144A)	1,925,000
	5,000,000		NR/Ba2	Banco GNB Sudameris SA, 7.5%, 7/30/22 (144A)	5,612,960
	2,870,000	9.75	NR/Caa3	Banco Macro SA, Floating Rate Note, 12/18/36	2,037,700
	3,880,000		NR/B2	Bank CenterCredit, 8.625%, 1/30/14 (144A)	4,006,100
	5,100,000		NR/A3	BBVA Bancomer SA Texas, 6.5%, 3/10/21 (144A)	5,839,500
	1,250,000		NR/A3	BBVA Bancomer SA Texas, 6.75%, 9/30/22 (144A)	1,456,250
EURO	2,600,000		NR/Aaa	Cooperatieve Centrale Raiffeisen-Boerenleenbank BA Netherlands, 6.875%, 3/19/20	3,940,542
	5,250,000		BB/Ba3	CorpGroup Banking SA, 6.75%, 3/15/23 (144A)	5,335,312
IDR	11,650,000,000		NR/NR	Inter-American Development Bank, 4.5%, 2/4/16	1,198,517
BRL	11,200,000		AAA/Aaa	International Finance Corp. United States, 5.0%, 12/21/15	5,479,469
	1,500,000		NR/Ba2	Turkiye Is Bankasi, 6.0%, 10/24/22 (144A)	1,575,000
	5,000,000		BBB-/Baa2	VTB Bank OJSC Via VTB Capital SA, 6.95%, 10/17/22 (144A)	5,290,000
					$62,998,478
				Regional Banks - 1.4%
	3,165,000	8.50	NR/Ba3	Banco Internacional del Peru SAA, Floating Rate Note, 4/23/70 (144A)	$3,489,412
	13,430,000	6.75	BBB/Baa3	PNC Financial Services Group, Inc., Floating Rate Note, 7/29/49 (Perpetual)	15,409,716
	10,650,000		BBB-/NR	UBS AG, 7.625%, 8/17/22	11,701,592
					$30,600,720
				Thrifts & Mortgage Finance - 0.2%
	4,000,000		BB-/Ba2	Alfa Bank OJSC Via Alfa Bond Issuance Plc, 7.5%, 9/26/19 (144A)	$4,340,000
				Total Banks	$97,939,198
				Diversified Financials - 3.5%
				Other Diversified Financial Services - 0.5%
TRY	12,410,000		AAA/Aaa	European Investment Bank, 3/2/15	6,387,687
TRY	800,000		A/A2	JPMorgan Chase & Co., 10/4/17 (144A)	326,884
	4,565,000		B+/B2	National Money Mart Co., 10.375%, 12/15/16	5,038,619
					$11,753,190
				Specialized Finance - 1.2%
	6,210,000		BB/Ba3	Ausdrill Finance Pty, Ltd., 6.875%, 11/1/19 (144A)	$6,178,950
	7,675,000		BBB-/WR	Cantor Fitzgerald LP, 7.875%, 10/15/19 (144A)	7,908,343
	10,460,000		NR/Ba3	Metalloinvest Finance, Ltd., 6.5%, 7/21/16 (144A)	11,003,920
	1,700,000		B/B1	Oxford Finance LLC, 7.25%, 1/15/18 (144A)	1,742,500
					$26,833,713
				Consumer Finance - 0.4%
	10,395,000		NR/NR	Tarjeta Naranja SA, 9.0%, 1/28/17 (144A)	$9,251,550
				Investment Banking & Brokerage - 1.4%
	20,515,000	4.00	BB+/Ba2	Goldman Sachs Capital II, Floating Rate Note, 6/1/43	$16,719,725
	10,600,000		BBB/Baa3	Jefferies Group, Inc., 6.875%, 4/15/21	12,084,000
					$28,803,725
				Total Diversified Financials	$76,642,178
				Insurance - 5.4%
				Insurance Brokers - 1.3%
	14,000,000		CCC+/Caa2	Hub International, Ltd., 8.125%, 10/15/18 (144A)	$14,490,000
	4,900,000		CCC/Caa2	Onex USI Acquisition Corp., 7.75%, 1/15/21 (144A)	4,802,000
GBP	4,840,000		B-/Caa1	Towergate Finance Plc, 10.5%, 2/15/19 (144A)	8,059,544
					$27,351,544
				Multi-line Insurance - 0.4%
	800,000	6.46	BBB-/Baa1	AXA SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)	$792,000
	5,170,000	10.75	BB/Baa3	Liberty Mutual Group, Inc., Floating Rate Note, 6/15/58 (144A)	7,858,400
					$8,650,400
				Property & Casualty Insurance - 0.4%
	8,535,000	7.51	BB+/Ba2	Sirius International Group, Ltd., Floating Rate Note, 5/29/49 (Perpetual) (144A)	$9,048,892
				Reinsurance - 3.3%
	450,000	8.18	BB-/NR	Atlas Reinsurance VII, Ltd., Floating Rate Note, 1/7/16 (Cat Bond) (144A)	$447,120
EURO	800,000	10.50	B-/NR	ATLAS VI Capital, Ltd., Floating Rate Note, 4/7/14 (Cat Bond) (144A)	1,121,362
	1,000,000	5.25	BB+/NR	Kibou, Ltd., Floating Rate Note, 2/16/15 (Cat Bond) (144A)	1,029,300
	250,000	6.30	BB+/NR	Blue Danube, Ltd., Floating Rate Note, 4/10/15 (Cat Bond) (144A)	258,225
	250,000	14.00	B-/NR	Blue Fin, Ltd., Floating Rate Note, 5/28/13 (Cat Bond) (144A)	250,225
	2,000,000	6.50	BB+/NR	Caelus Re II, Ltd., Floating Rate Note, 5/24/13 (Cat Bond) (144A)	2,014,000
	1,250,000	17.75	NR/NR	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	1,339,750
	750,000	10.00	NR/B1	Combine Re, Ltd., Floating Rate Note, 1/7/15 (Cat Bond) (144A)	805,050
	1,500,000	10.25	BB-/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	1,528,950
	1,000,000	11.25	B+/NR	Compass Re, Ltd., Floating Rate Note, 1/8/15 (Cat Bond) (144A)	1,005,300
	400,000	9.00	BB/NR	East Lane Re V, Ltd., Floating Rate Note, 3/16/16 (Cat Bond) (144A)	429,240
	1,500,000	6.65	BB/NR	East Lane Re, Ltd., Floating Rate Note, 3/13/15 (Cat Bond) (144A)	1,511,400
	1,950,000	5.00	BB+/NR	Foundation Re III, Ltd., Floating Rate Note, 2/25/15 (Cat Bond)	1,964,235
	2,000,000	5.75	BB/NR	Foundation Re III, Ltd., Floating Rate Note, 2/3/14 (Cat Bond) (144A)	2,002,200
	1,250,000	8.35	BB-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	1,282,500
	1,925,000	13.50	B-/NR	Ibis Re II, Ltd., Floating Rate Note, 2/5/15 (Cat Bond) (144A)	1,917,300
	1,000,000	6.20	BB-/NR	Ibis Re, Ltd., Floating Rate Note, 5/3/13 (Cat Bond) (144A)	1,007,600
	500,000	6.00	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	500,550
	4,250,000	7.25	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 1/8/14 (Cat Bond) (144A)	4,282,725
	350,000	6.25	BB/NR	Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)	351,855
	4,000,000	8.25	BB-/NR	Lodestone Re, Ltd., Floating Rate Note, 5/17/13 (Cat Bond) (144A)	4,038,800
	2,500,000	12.00	B/NR	Mystic Re, Ltd., Floating Rate Note, 3/12/15 (Cat Bond) (144A)	2,529,500
	800,000	8.71	B+/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 1/5/17 (Cat Bond) (144A)	802,560
	650,000	11.94	B-/NR	Mythen Re, Ltd. Series 2012-2 Class A, Floating Rate Note, 11/10/16 (Cat Bond) (144A)	643,110
	2,800,000	11.22	NR/B2	Mythen, Ltd., Floating Rate Note, 5/7/15 (Cat Bond) (144A)	2,840,320
	750,000	13.75	NR/NR	Pelican Re, Ltd., Floating Rate Note, 4/13/15 (Cat Bond) (144A)	796,650
	2,500,000	7.50	BB-/NR	Queen Street II Capital, Ltd., Floating Rate Note, 4/9/14 (Cat Bond) (144A)	2,513,750
	2,000,000	7.50	BB-/NR	Queen Street IV Capital, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	1,999,200
	900,000	8.50	B+/NR	Queen Street V Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	914,940
	300,000	10.35	B/NR	Queen Street VI Re, Ltd., Floating Rate Note, 4/9/15 (Cat Bond) (144A)	310,350
	750,000	8.60	B/NR	Queen Street VII Re, Ltd., Floating Rate Note, 4/8/16 (Cat Bond) (144A)	749,700
	250,000	13.00	B-/NR	Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)	255,650
	1,750,000	7.25	NR/NR	Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)	1,770,300
	1,500,000	0.00	BB/NR	Residential Reinsurance 2010, Ltd., Floating Rate Note, 6/6/13 (Cat Bond) (144A)	1,515,600
	3,450,000	12.00	B-/NR	Residential Reinsurance 2011, Ltd., Floating Rate Note, 6/6/15 (Cat Bond) (144A)	3,507,615
	1,800,000	0.00	NR/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	1,795,140
	450,000	0.00	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	450,450
	950,000	0.00	NR/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 12/6/16 (Cat Bond) (144A)	943,350
	1,100,000	10.00	BB-/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	1,189,980
	1,000,000	8.00	BB/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	1,036,400
	1,850,000	22.00	NR/NR	Residential Reinsurance 2012, Ltd., Floating Rate Note, 6/6/16 (Cat Bond) (144A)	1,772,855
	2,300,000		NR/NR	Sector Re V, Ltd., 12/1/17 (Cat Bond) (144A)	2,353,820
	1,125,000	14.68	B-/NR	Successor X, Ltd. Class III-S3, Floating Rate Note, 1/7/14 (Cat Bond) (144A)	1,125,112
	4,000,000	13.00	NR/NR	Successor X, Ltd. Class IV-AL3, Floating Rate Note, 2/25/14 (Cat Bond) (144A)	4,044,400
	875,000	16.50	NR/NR	Successor X, Ltd., Floating Rate Note, 1/27/15 (Cat Bond) (144A)	885,062
	2,600,000	16.18	NR/NR	Successor X, Ltd., Floating Rate Note, 1/7/14 (Cat Bond) (144A)	2,565,420
	375,000	11.25	B-/NR	Successor X, Ltd., Floating Rate Note, 11/10/15 (Cat Bond) (144A)	374,362
	2,100,000	9.75	B-/NR	Successor X, Ltd., Floating Rate Note, 4/4/13 (Cat Bond) (144A)	2,110,290
	250,000	11.75	NR/NR	Successor X, Ltd., Floating Rate Note, 4/4/13 (Cat Bond) (144A)	251,200
					$71,134,773
				Total Insurance	$116,185,609
				Real Estate - 1.3%
				Diversified Real Estate Activities - 0.7%
	8,000,000		BB/Ba1	BR Malls International Finance, Ltd., 8.5%, 1/29/49 (Perpetual) (144A)	$8,800,000
	5,590,000		BB/NR	BR Malls International Finance, Ltd., 9.75%, 11/29/49 (Perpetual) (144A)	5,562,050
					$14,362,050
				Real Estate Operating Companies - 0.6%
	6,750,000		B-/NR	Alto Palermo SA, 7.875%, 5/11/17 (144A)	$6,007,500
	8,405,000		B-/NR	IRSA Inversiones y Representaciones SA, 8.5%, 2/2/17 (144A)	7,648,550
					$13,656,050
				Total Real Estate	$28,018,100
				Software & Services - 1.2%
				Data Processing & Outsourced Services - 0.3%
	3,597,000		B-/Caa1	First Data Corp., 12.625%, 1/15/21	$3,830,805
	2,395,000		BB-/Ba3	NeuStar, Inc., 4.5%, 1/15/23 (144A)	2,395,000
					$6,225,805
				Application Software - 0.3%
	8,684,000		CCC-/Caa2	Allen Systems Group, Inc., 10.5%, 11/15/16 (144A)	$5,905,120
				Systems Software - 0.6%
	14,669,480		NR/NR	Pegasus Solutions, Inc., 13.0%, 4/15/14 (144A) (PIK)	$13,202,532
				Total Software & Services	$25,333,457
				Technology Hardware & Equipment - 0.3%
				Electronic Equipment Manufacturers - 0.3%
	5,500,000		BB-/B1	Viasystems, Inc., 7.875%, 5/1/19 (144A)	$5,486,250
				Total Technology Hardware & Equipment	$5,486,250
				Semiconductors & Semiconductor Equipment - 0.2%
				Semiconductor Equipment - 0.1%
	3,200,000		B+/Caa1	MEMC Electronic Materials, Inc., 7.75%, 4/1/19	$2,848,000
				Semiconductors - 0.1%
CNY	14,000,000		BB-/NR	LDK Solar Co, Ltd., 10.0%, 2/28/14	$1,541,757
				Total Semiconductors & Semiconductor Equipment	$4,389,757
				Telecommunication Services - 4.7%
				Integrated Telecommunication Services - 3.5%
	6,477,000		B/B1	Cincinnati Bell, Inc., 8.25%, 10/15/17	$6,954,679
	5,790,000		B/B1	Cincinnati Bell, Inc., 8.375%, 10/15/20	6,296,625
	8,478,000		CCC+/B3	Cincinnati Bell, Inc., 8.75%, 3/15/18	8,954,888
	5,200,000		BB-/Ba2	Frontier Communications Corp., 7.125%, 1/15/23	5,525,000
	2,940,000		BB-/Ba2	Frontier Communications Corp., 8.5%, 4/15/20	3,395,700
	10,345,000		BB-/Ba2	Frontier Communications Corp., 8.75%, 4/15/22	11,974,338
EURO	1,600,000		B+/Ba3	Telenet Finance V Luxembourg SCA, 6.25%, 8/15/22 (144A)	2,296,805
	5,260,000		B/Ba3	Windstream Corp., 6.375%, 8/1/23 (144A)	5,273,150
	6,285,000		B/Ba3	Windstream Corp., 7.5%, 6/1/22	6,803,512
	2,300,000		B/Ba3	Windstream Corp., 7.75%, 10/1/21	2,512,750
	6,765,000		B/Ba3	Windstream Corp., 7.75%, 10/15/20	7,356,938
	7,345,000		B/Ba3	Windstream Corp., 8.125%, 9/1/18	8,061,138
					$75,405,523
				Wireless Telecommunication Services - 1.2%
	1,000,000		NR/Caa1	Digicel Group, Ltd., 10.5%, 4/15/18 (144A)	$1,115,000
	6,400,000		NR/Caa1	Digicel Group, Ltd., 8.25%, 9/30/20 (144A)	7,136,000
	2,300,000		NR/NR	Richland Towers Funding LLC, 7.87%, 3/15/16 (144A)	2,354,685
	7,800,000		BB/Ba3	Vimpel Communications Via VIP Finance Ireland, Ltd. OJSC, 7.748%, 2/2/21 (144A)	8,931,000
	5,375,000		BB/Ba3	VimpelCom Holdings BV, 7.504%, 3/1/22 (144A)	6,127,500
					$25,664,185
				Total Telecommunication Services	$101,069,708
				Utilities - 2.0%
				Electric Utilities - 0.8%
	12,081,000		CCC/NR	Cia de Transporte de Energia Electrica en Alta Tension Transener SA, 9.75%, 8/15/21 (144A)	$4,349,160
	7,150,000	5.25	BBB+/NR	Electricite de France SA, Floating Rate Note, 12/29/49 (Perpetual) (144A)	6,979,894
	5,256,000		B-/Caa1	Empresa Distribuidora Y Comercializadora Norte, 9.75%, 10/25/22 (144A)	2,417,760
	722,501		B/Ba2	FPL Energy National Wind Portfolio LLC, 6.125%, 3/25/19 (144A)	605,642
	598,995		B/Ba2	FPL Energy Wind Funding LLC, 6.876%, 6/27/17 (144A)	515,136
	2,695,000		CCC/Caa1	Texas Competitive Electric Holdings Co. LLC, 11.5%, 10/1/20 (144A)	2,129,050
	4,000,000		D/Caa3	Texas Competitive Electric Holdings Co. LLC, 15.0%, 4/1/21	1,360,000
					$18,356,642
				Gas Utilities - 0.4%
	2,437,000		B-/B2	Star Gas Partners LP, 8.875%, 12/1/17	$2,473,555
	7,966,000		B-/B3	Transportadora de Gas del Sur SA, 7.875%, 5/14/17 (144A)	6,930,420
					$9,403,975
				Multi-Utilities - 0.3%
	6,474,795		NR/NR	Ormat Funding Corp., 8.25%, 12/30/20	$6,021,559
				Independent Power Producers & Energy Traders - 0.5%
	940,000		NR/Baa3	Instituto Costarricense de Electricidad, 6.95%, 11/10/21 (144A)	$1,085,700
	244,150		NR/NR	Juniper Generation LLC, 6.79%, 12/31/14 (144A)	229,446
	3,025,000		BB-/B1	NRG Energy, Inc., 7.625%, 1/15/18	3,395,562
	2,840,000		BB-/B1	NRG Energy, Inc., 7.625%, 5/15/19	3,038,800
	2,200,000		BB-/B1	NRG Energy, Inc., 8.5%, 6/15/19	2,436,500
	357,000		BB+/Ba1	NSG Holdings LLC, 7.75%, 12/15/25 (144A)	371,280
					$10,557,288
				Total Utilities	$44,339,464
				Government - 0.1%
TRY	4,200,000		AAA/NR	European Bank for Reconstruction & Development, 0.5%, 2/26/15	$2,167,266
				Total Government	$2,167,266
				TOTAL CORPORATE BONDS
				(Cost $1,577,878,897)	$1,564,008,643

				FOREIGN GOVERNMENT BONDS - 4.5%
BRL	2,950,000		BBB/Baa2	Brazilian Government International Bond, 10.25%, 1/10/28	$1,859,633
	13,000,000		B-/Caa1	City of Buenos Aires Argentina, 12.5%, 4/6/15 (144A)	12,545,000
COP	6,986,000,000		BBB-/Baa3	Colombia Government International Bond, 12.0%, 10/22/15	4,727,348
COP	1,626,000,000		NR/Ba1	Empresa de Telecomunicaciones de Bogota, 7.0%, 1/17/23 (144A)	952,479
IDR	53,000,000,000		NR/Baa3	Indonesia Treasury Bond, 7.0%, 5/15/22	6,139,190
IDR	101,459,000,000		NR/Baa3	Indonesia Treasury Bond, 8.25%, 6/15/32	12,458,192
MXN	4,800,000		A-/Baa1	Mexican Bonos, 7.5%, 6/3/27	449,385
MXN	144,510,000		A-/Baa1	Mexican Bonos, 7.75%, 11/13/42	13,810,314
MXN	10,026,530		A-/Baa1	Mexican Udibonos, 3.5%, 12/14/17	869,182
PHP	442,965,000		NR/Ba1	Philippine Government Bond, 5.875%, 3/1/32	12,030,999
PHP	8,000,000		NR/Ba1	Philippine Government Bond, 6.125%, 10/24/37	221,746
	4,600,000		B-/NR	Province of Salta Argentina, 9.5%, 3/16/22 (144A)	3,907,700
	7,425,000		B-/Caa1	Provincia de Buenos Aires Argentina, 10.875%, 1/26/21 (144A)	5,346,000
	2,125,000		B-/Caa1	Provincia de Buenos Aires Argentina, 11.75%, 10/5/15 (144A)	1,753,125
	2,600,000		B-/NR	Provincia de Neuquen Argentina, 7.875%, 4/26/21 (144A)	2,223,000
RON	11,200,000		NR/NR	Romania Government Bond, 5.85%, 4/26/23	3,460,947
RON	8,880,000		NR/NR	Romania Government Bond, 5.9%, 7/26/17	2,769,038
TRY	2,500,000		BBB-/NR	Turkey Government Bond, 10.5%, 1/15/20	1,727,862
	575,000		B/B3	Ukraine Government International Bond, 6.75%, 11/14/17 (144A)	579,312
	9,000,000		B/B3	Ukraine Government International Bond, 9.25%, 7/24/17 (144A)	9,787,500
					$97,617,952
				TOTAL FOREIGN GOVERNMENT BONDS
				(Cost $95,647,481)	$97,617,952

				MUNICIPAL BONDS - 0.3%
				Municipal Development - 0.0%
	15,000	7.00	B/B3	New Jersey Economic Development Authority, Floating Rate Note, 11/15/30	$15,056
				Municipal General - 0.3%
	8,875,000	0.00	NR/NR	Non-Profit Preferred Funding Trust I, Floating Rate Note, 9/15/37 (144A)	$5,650,002
				TOTAL MUNICIPAL BONDS
				(Cost $8,873,574)	$5,665,058

				SENIOR FLOATING RATE LOAN INTERESTS - 7.0%**
				Energy - 0.8%
				Oil & Gas Equipment & Services - 0.3%
	6,868,897	8.50	CCC+/B3	FTS International Services LLC, Term Loan, 5/6/16	$6,019,826
				Oil & Gas Exploration & Production - 0.2%
	5,100,000	0.00	NR/NR	Talos Energy LLC, Term Loan, 1/24/14	$5,100,000
				Coal & Consumable Fuels - 0.3%
	6,000,000	0.00	NR/NR	Bumi Resources Tbk PT, Term Loan, 8/15/13	$5,880,000
				Total Energy	$16,999,826
				Materials - 0.7%
				Commodity Chemicals - 0.1%
	1,720,688	5.75	B/B1	CPG International I, Inc., Term Loan, 9/21/19	$1,736,819
				Diversified Chemicals - 0.5%
EURO	8,000,000	0.00	NR/NR	DuPont Performance Coatings, Inc., Term Loan, 10/24/13	$10,859,600
				Metal & Glass Containers - 0.0%
	290,000	4.50	B/B1	BWAY Holding Co., Initial Term Loan, 8/31/17	$293,988
				Paper Packaging - 0.1%
	2,357,581	6.50	B/B2	Exopack Holding Corp., Term Loan B, 5/6/17	$2,374,280
				Total Materials	$15,264,687
				Capital Goods - 0.5%
				Aerospace & Defense - 0.5%
	3,846,887	6.25	B-/B2	DAE Aviation Holdings, Inc., Tranche B-1 Loan, 10/18/18	$3,928,633
	1,743,926	6.25	B/B2	DAE Aviation Holdings, Inc., Tranche B-2 Loan, 10/18/18	1,780,985
	3,133,617	6.51	BB/B1	Hunter Defense Technologies, Inc., Series 1 New Term Loan, 8/22/14	2,976,936
	1,628,992	3.51	BB-/B1	Hunter Defense Technologies, Inc., Term Loan, 8/22/14	1,531,253
					$10,217,807
				Industrial Conglomerates - 0.0%
	1,467,116	5.00	B+/B2	Pro Mach, Inc., Term Loan, 7/6/17	$1,482,403
				Total Capital Goods	$11,700,210
				Commercial Services & Supplies - 0.2%
				Environmental & Facilities Services - 0.1%
	2,128,275	8.75	NR/WR	Aquilex Holdings LLC, Term Loan, 4/1/16	$2,133,595
				Diversified Support Services - 0.1%
	3,341,885	10.00	NR/NR	IAP Worldwide Services, Inc., Term Loan (First Lien), 12/31/15	$2,640,089
				Total Commercial Services & Supplies	$4,773,684
				Transportation - 0.1%
				Air Freight & Logistics - 0.1%
	508,620	5.31	NR/NR	CEVA Group Plc, Dollar Tranche B Pre Funded Term Loan, 8/31/16	$487,163
	794,899	5.30	NR/NR	CEVA Group Plc, EGL Tranche B Term Loan, 8/31/16	760,782
	779,050	5.30	B-/B1	CEVA Group Plc, US Tranche B Term Loan, 8/31/16	746,184
					$1,994,129
				Total Transportation	$1,994,129
				Automobiles & Components - 0.5%
				Auto Parts & Equipment - 0.1%
	5,154	2.71	BB-/Ba3	Allison Transmission, Inc., Term B-1 Loan, 8/7/14	$5,177
	3,151,188	6.75	NR/NR	TI Group Automotive Systems LLC, Term Loan, 3/1/19	3,190,577
					$3,195,754
				Automobile Manufacturers - 0.4%
	8,028,320	6.00	BB/Ba2	Chrysler Group LLC, Tranche B Term Loan, 4/28/17	$8,215,966
				Total Automobiles & Components	$11,411,720
				Consumer Durables & Apparel - 0.2%
				Home Furnishings - 0.2%
	3,440,000	0.00	NR/NR	Tempur-Pedic International, Inc., Bridge Loan, 11/17/13	$3,440,000
				Total Consumer Durables & Apparel	$3,440,000
				Consumer Services - 0.1%
				Specialized Consumer Services - 0.1%
	2,297,619	5.50	B/Ba3	Ascent Capital Group, Inc., Term Loan, 3/6/18	$2,326,339
				Total Consumer Services	$2,326,339
				Media - 0.2%
				Advertising - 0.1%
	2,221,495	6.50	B/Ba3	Affinion Group, Inc., Tranche B Term Loan, 10/9/16	$2,130,320
				Cable & Satellite - 0.1%
	1,694,485	6.25	B/B1	WideOpenWest LLC, Term Loan, 4/18/18	$1,717,462
				Publishing - 0.0%
	767,718	2.71	CCC+/Caa2	Cengage Learning Acquisitions, Inc., Original Term Loan, 7/4/14	$612,895
				Total Media	$4,460,677
				Retailing - 0.3%
				Automotive Retail - 0.3%
	5,725,000	0.00	BB/Ba1	Avis Budget Car Rental LLC, Bridge Loan, 1/2/14	$5,725,000
				Total Retailing	$5,725,000
				Food & Staples Retailing - 0.1%
				Food Distributors - 0.1%
	1,390,000	5.75	B/B1	AdvancePierre Foods, Term Loan (First Lien), 6/17/17	$1,415,629
				Total Food & Staples Retailing	$1,415,629
				Health Care Equipment & Services - 1.1%
				Health Care Services - 0.9%
	1,169,078	7.25	BB-/Ba3	Alliance HealthCare Services, Inc., Initial Term Loan, 6/1/16	$1,161,772
	1,410,000	6.75	B+/B1	Ardent Medical Services, Inc., Term Loan (First Lien), 5/2/18	1,438,200
	1,115,878	7.50	B/Ba3	inVentiv Health, Inc., Consolidated Term Loan, 8/4/16	1,107,509
	5,010,750	6.50	NR/NR	National Mentor Holdings, Inc., Tranche B-1 Term Loan, 2/9/17	5,085,911
	4,075,088	8.25	B/B2	National Surgical Hospitals, Inc., Initial Term Loan, 1/4/17	4,075,088
	4,500,513	6.50	B/B2	Surgery Center Holdings, Inc., Term Loan, 9/20/16	4,511,764
	1,445,500	7.75	B+/B1	Virtual Radiologic Corp., Term Loan A, 11/3/16	1,261,199
					$18,641,443
				Managed Health Care - 0.1%
	2,200,000	9.75	B+/B2	MMM Holdings, Inc., Term Loan, 10/9/17	$2,216,500
				Health Care Technology - 0.1%
	354,592	7.75	B/NR	Physician Oncology Services LP, Delayed Draw Term Loan, 1/31/17	$354,592
	2,918,726	7.75	B/B2	Physician Oncology Services LP, Effective Date Term Loan, 2/10/17	2,918,726
					$3,273,318
				Total Health Care Equipment & Services	$24,131,261
				Pharmaceuticals, Biotechnology & Life Sciences - 0.2%
				Biotechnology - 0.1%
	3,081,428	5.50	BB/B2	Axcan Intermediate Holdings, Inc., Term B-1 Loan, 1/25/17	$3,117,379
				Pharmaceuticals - 0.1%
	1,048,676	6.00	NR/B1	Generic Drug Holdings, Inc., Closing Date Term Loan, 10/4/19	$1,065,717
				Total Pharmaceuticals, Biotechnology & Life Sciences	$4,183,096
				Diversified Financials - 0.4%
				Other Diversified Financial Services - 0.4%
	993,485	0.00	NR/NR	Long Haul Holdings, Ltd., Facility A Loan, 1/12/14	$596,091
	792,928	0.00	NR/NR	Long Haul Holdings, Ltd., Facility B Loan, 1/12/14	475,757
	7,865,550	7.50	B+/B2	Preferred Sands Holding Co. LLC, Term B Loan, 12/15/16	7,157,650
					$8,229,498
				Total Diversified Financials	$8,229,498
				Insurance - 0.5%
				Insurance Brokers - 0.4%
	5,467,544	6.75	B+/B1	HUB International Holdings, Inc., 2017 Additional Term Loan (Extended), 12/13/17	$5,535,888
	3,988,700	4.70	B+/B1	HUB International Holdings, Inc., 2017 Initial Term Loan (Extended), 6/13/17	4,051,023
					$9,586,911
				Multi-line Insurance - 0.1%
	1,905,000	5.00	B-/B1	Alliant Insurance Services, Inc., Initial Term Loan, 12/7/19	$1,926,431
				Total Insurance	$11,513,342
				Real Estate - 0.0%
				Real Estate Development - 0.0%
	1,007,500	8.25	B-/Ba3	Ozburn-Hessey Logistics LLC, Term Loan (First Lien), 4/7/16	$1,012,538
				Total Real Estate	$1,012,538
				Software & Services - 0.8%
				Application Software - 0.8%
	13,478,270	8.00	B/Ba3	Expert Global Solutions, Inc., Term B Advance (First Lien), 3/13/18	$13,624,280
	3,500,000	9.75	CCC+/Caa1	Vertafore, Inc., Term Loan (Second Lien), 10/18/17	3,559,790
					$17,184,070
				Total Software & Services	$17,184,070
				Technology Hardware & Equipment - 0.2%
				Electronic Components - 0.2%
	3,897,409	5.00	B/B2	Scitor Corp., Term Loan, 1/21/17	$3,887,666
				Total Technology Hardware & Equipment	$3,887,666
				Utilities - 0.1%
				Electric Utilities - 0.1%
	4,398,230	4.74	CCC/Caa1	Texas Competitive Electric Holdings Co. LLC, 2017 Term Loan (Extending), 10/10/17	$2,904,894
				Total Utilities	$2,904,894
				TOTAL SENIOR FLOATING RATE LOAN INTERESTS
				(Cost $153,790,921)	$152,558,266
	Shares
				RIGHTS / WARRANTS - 0.0%
				Energy - 0.0%
				Oil & Gas Equipment & Services - 0.0%
	2,275			Green Field Energy Services, Inc. (144A)	$68,250
				Oil & Gas Exploration & Production - 0.0%
	592,529			Norse Energy Corp ASA, 6/16/15	$4,337
				Total Energy	$72,587
				TOTAL RIGHTS / WARRANTS
				(Cost $90,991)	$72,587
	Principal Amount ($)
				TEMPORARY CASH INVESTMENTS - 2.6%
				Repurchase Agreements - 2.6%
	18,685,000			Bank of Nova Scotia, Inc., 0.16%, dated 1/31/13, repurchase price of $18,685,000
				plus accrued interest on 2/1/13 collateralized by $19,058,785 Federal National ,
				Mortgage Association, 4.0%, 3/1/42	$18,685,000

	18,685,000			Deutsche Bank AG, 0.15%, dated 1/31/13, repurchase price of $10,785,000
				plus accrued interest on 2/1/13 collateralized by the following:
				$645,213 U.S. Treasury Bond, 0-8.875%, 2/14/13-2/15/41
				$1,236,624 U.S. Treasury Bill, 0.0%, 2/14/13-10/17/13
				$2,717,356 U.S. Treasury Notes, 0.25-4.75%, 2/15/13-8/15/22
				$6,401,782 U.S. Treasury Strip, 0.0-4.375%, 2/15/13-8/15/42	18,685,000

	18,685,000			RBC Capital Markets, Corp., 0.15%, dated 1/31/13, repurchase price of $18,685,000
				plus accrued interest on 2/1/13 collateralized by $19,058,700 Freddie Mac Giant,
				4.0%, 9/1/41	18,685,000

	18,685,000			TD Securities, Inc., 0.11%, dated 1/31/13, repurchase price of $18,685,000
				plus accrued interest on 2/1/13 collateralized by $19,058,700 U.S. Treasury,
				Note, 2.625%, 12/31/14	18,685,000
					$74,740,000
				TOTAL TEMPORARY CASH INVESTMENTS
				(Cost $56,055,000)	$74,740,000

				TOTAL INVESTMENT IN SECURITIES - 98.8%
				(Cost $2,174,022,692) (a)	$2,139,145,792

				OTHER ASSETS & LIABILITIES - 1.2%	$25,371,974

				TOTAL NET ASSETS - 100.0%	$2,164,517,766

	Notional				Unrealized
	Principal				Loss
				Swap Counterparty/Referenced Obligation
	(4,100,000)			JPMorgan Chase & Co., Index : Markit CDX.NA.HY.17, 5.0%, 9/20/17	$(5,806)
				TOTAL CREDIT DEFAULT SWAP AGREEMENT
				(Cost $(4,100,000))	$(5,806)

	(A.D.R.)			American Depositary Receipt.

	(G.D.R.)			Global Depositary Receipt.

	*			Non-income producing security.

	WR			Security rating withdrawn by either S&P or Moody's.

	NR			Not rated by either S&P or Moody's.

	(Perpetual)			Security with no stated maturity date.

	(Step)			Bond issued with an initial coupon rate which converts to a higher rate at a later date.

	REIT's			Real Estate Investment Trust.

	PIK			Represents a pay in kind security.

	(144A)
Security is exempt from registration under Rule 144A of the Securities Act of 1933.  Such securities may be resold normally to qualified institutional buyers in a transaction exempt from registration.  At January 31, 2013, the value of these securities amounted to $1,165,210,914 or 53.8% of total net assets.

	**
Senior floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium.  These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more major United States banks, (iii) the certificate of deposit  or (iv) other base lending rates used by commercial lenders.  The rate shown is the coupon rate at period end.

	(a)			At January 31, 2013, the net unrealized loss on investments based on cost for federal income tax purposes of $2,174,022,692 was as follows:

				Aggregate gross unrealized gain for all investments in which there is an excess of value over tax cost	127,956,056

				Aggregate gross unrealized loss for all investments in which there is an excess of tax cost over value	(162,832,956)

				Net unrealized loss	$ (34,876,900)

	(b)			Debt obligation with a variable interest rate. Rate shown is rate at end of period.

	(c)			Security is in default and is non-income producing.

	(d)			Security is fair valued (see Note A).

	(e)			Zero coupon bond: security earns income through accretion of discount.

	(f)			Distributions of investments by country of issue (excluding temporary cash investments) as a percentage of total investment in securities, is as follows:

				United States	52.3
				Luxembourg	6.0
				Cayman Islands	4.4
				Mexico	4.4
				Netherlands	3.9
				Argentina	3.6
				Ireland	3.4
				United Kingdom	2.2
				Brazil	1.8
				China	1.8
				Canada	1.6
				Australia	1.1
				Peru	1.1
				Singapore	1.1
				Other (individually less than 1%)	11.3
					100.0%
	NOTE:			Principal amounts are denominated in U.S. Dollars unless otherwise denoted:

	NOK			Norwegian Krone
	EURO			Euro
	BRL			Brazilian Real
	CAD			Canadian Dollar
	TRY			Turkish Lira
	CNY			New Chinese Yuan
	GBP			British Pound Sterling
	IDR			Indonesian Rupiah
	PHP			Philippine Peso
	RON			Romanian Leu
	MXN			Mexican Peso
	COP			Columbian Peso

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities
Level 2 – other significant observable inputs (Including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 – significant unobservable inputs (Including the Fund's own assumptions in determining fair value of investments)

Generally, equity securities are categorized as Level 1, fixed income securities and senior loans as Level 2 and securities valued using fair value methods (other than prices supplied by independent pricing services) are categorized as Level 3.
See Notes to Financial Statements - Note 1A.

The following is a summary of the inputs used as of January 31, 2013, in valuing the Fund’s assets:

	Level 1	Level 2	Level 3	Total
Asset Backed Securities	$-	$40,957,951	$-	$40,957,951
Collateralized Mortgage Obligations	-	28,146,697	-	28,146,697
Corporate Bonds	-	1,564,008,643	-	1,564,008,643
Convertible Corporate Bonds	-	140,710,409	-	140,710,409
Municipal Bonds	-	5,665,058	-	5,665,058
Foreign Government Bonds	-	97,617,952	-	97,617,952
Senior Floating Rate Loan Interests	-	152,558,266	-	152,558,266
Common Stocks	15,270,538	322,085	1,249,853	16,842,476
Preferred Stocks	12,880,981	4,370,322	-	17,251,303
Convertible Preferred Stocks	574,450	-	-	574,450
Warrants	4,337	68,250	-	72,587
Repurchase Agreements	-	74,740,000	-	74,740,000
Total	$28,730,306	$2,109,165,633	$1,249,853	$2,139,145,792

Other Financial Instruments*	$-	$(1,689,848)	-	$(1,689,848)

*Other financial instruments include the unrealized gain (loss) on foreign exchange contracts

The following is a reconciliation of assets valued using significant observable inputs (Level 3):
		Common Stocks

	Balance as of 10/31/12	$3,499,284
	Realized gain (loss)	-
	Change in unrealized appreciation (depreciation)1	(2,249,431)
	Net purchases (sales)	-
	Transfers in and out of Level 3	-
	Balance as of 1/31/13	$1,249,853

1	Realized gain (loss) on these securities is included in the net realized gain (loss) from investments in the Statement of Operations.

2	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized gain (loss) on investments in the Statement of Operations.

*	Transfers are calculated on the beginning of period values.

	Net change in unrealized appreciation (depreciation) of investments
	still held as of 1/31/13	$(2,249,431)

 ITEM 2. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant's principal executive officer or officers and principal financial officer or officers, or persons performing similar functions, about the effectiveness of the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR
270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b)
under the Act (17 CFR270.30a-3(b))) and Rule 13a-15(b) or 15d-15(b)
under the Exchange Act (17 CFR240.13a-15(b) or 240.15d-15(b)).

The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant's internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR270.30a-3(d))
that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act
(17 CFR 270.30a-2).

Filed herewith.


                                   SIGNATURES

                          [See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust VII

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr, President

Date April 1, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ John F. Cogan, Jr.
John F. Cogan, Jr., President

Date April 1, 2013

By (Signature and Title)* /s/ Mark Bradley
Mark Bradley, Treasurer

Date April 1, 2013

* Print the name and title of each signing officer under his or her signature.